Schedule of Investments (unaudited)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	$245	$226,889
2.13%, 08/15/26 (Call 05/15/26)	250	236,315
2.25%, 06/01/31 (Call 03/01/31)	223	191,210
2.63%, 11/15/27 (Call 08/15/27)(a)	233	217,825
2.85%, 06/01/41 (Call 12/01/40)	160	120,757
3.25%, 04/01/25 (Call 03/01/25)	345	338,738
3.50%, 05/15/25 (Call 03/15/25)(a)	244	240,093
3.50%, 04/01/27 (Call 02/01/27)	132	128,452
3.60%, 11/15/42 (Call 05/14/42)	138	114,630
3.63%, 04/01/30 (Call 01/01/30)	275	261,546
3.75%, 05/15/28 (Call 02/15/28)	504	491,860
4.25%, 04/01/40 (Call 10/01/39)	299	274,942
4.25%, 04/01/50 (Call 10/01/49)	297	266,892
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	234	160,874
3.55%, 01/15/26 (Call 10/15/25)	352	345,774
3.60%, 03/01/35 (Call 09/01/34)	228	206,076
3.80%, 03/01/45 (Call 09/01/44)	395	333,385
3.90%, 06/15/32 (Call 03/15/32)	330	314,772
4.07%, 12/15/42(a)	418	371,730
4.09%, 09/15/52 (Call 03/15/52)	461	397,003
4.15%, 06/15/53 (Call 12/15/52)	380	328,971
4.30%, 06/15/62 (Call 12/15/61)	245	212,487
4.45%, 05/15/28 (Call 04/15/28)	155	155,114
4.50%, 02/15/29 (Call 01/15/29)	155	155,299
4.50%, 05/15/36 (Call 11/15/35)	250	244,347
4.70%, 05/15/46 (Call 11/15/45)	408	391,612
4.75%, 02/15/34 (Call 11/15/33)	305	306,238
4.80%, 08/15/34 (Call 05/15/34)	175	176,338
4.95%, 10/15/25 (Call 09/15/25)(a)	115	115,550
5.10%, 11/15/27 (Call 10/15/27)	280	287,165
5.20%, 02/15/55 (Call 08/15/54)	305	311,080
5.20%, 02/15/64 (Call 08/15/63)	130	131,997
5.25%, 01/15/33 (Call 10/15/32)	475	496,615
5.70%, 11/15/54 (Call 05/15/54)	380	414,364
5.90%, 11/15/63 (Call 05/15/63)	280	314,049
Series B, 6.15%, 09/01/36	235	263,100
		9,544,089
Agriculture — 1.0%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	368	346,688
2.70%, 09/15/51 (Call 03/15/51)	290	186,338
2.90%, 03/01/32 (Call 12/01/31)	310	270,053
3.25%, 03/27/30 (Call 12/27/29)	385	353,500
4.50%, 08/15/33 (Call 05/15/33)(a)	225	219,046
4.50%, 03/15/49 (Call 09/15/48)	163	145,610
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	310	284,901
1.50%, 05/01/25 (Call 04/01/25)	205	196,828
1.75%, 11/01/30 (Call 08/01/30)	90	74,177
2.10%, 05/01/30 (Call 02/01/30)	281	241,596
2.75%, 02/25/26 (Call 11/25/25)	279	268,026
3.13%, 08/17/27 (Call 05/17/27)(a)	230	218,716
3.13%, 03/02/28 (Call 12/02/27)	300	282,816
3.38%, 08/11/25 (Call 05/11/25)	415	406,642
3.38%, 08/15/29 (Call 05/15/29)	304	283,984
3.88%, 08/21/42	300	245,510
4.13%, 03/04/43	289	243,782
	Par
Security	(000)	Value

Agriculture (continued)
4.25%, 11/10/44	$388	$333,404
4.38%, 11/15/41	280	248,730
4.50%, 03/20/42	211	188,767
4.88%, 02/13/26	610	611,892
4.88%, 02/15/28 (Call 01/15/28)	535	538,802
4.88%, 11/15/43	287	268,985
5.00%, 11/17/25	355	356,498
5.13%, 11/17/27 (Call 10/17/27)	430	436,748
5.13%, 02/15/30 (Call 12/15/29)	710	721,854
5.25%, 09/07/28 (Call 08/07/28)	165	169,031
5.38%, 02/15/33 (Call 11/15/32)	880	898,590
5.50%, 09/07/30 (Call 07/07/30)	145	150,060
5.63%, 11/17/29 (Call 09/17/29)	385	401,865
5.63%, 09/07/33 (Call 06/07/33)	245	254,317
5.75%, 11/17/32 (Call 08/17/32)	620	647,858
6.38%, 05/16/38	610	681,513
		11,177,127
Airlines — 0.2%
American Airlines Pass Through Trust, Series A,
Class A, 2.88%, 01/11/36	253	211,983
Delta Air Lines Pass Through Trust, Series 2020,
Class AA, 2.00%, 12/10/29	126	113,016
JetBlue Pass Through Trust, Series 1A, Class A,
4.00%, 05/15/34	117	106,598
United Airlines Pass Through Trust
5.80%, 07/15/37	262	263,838
Series 2018-1, Class AA, 3.50%, 09/01/31	230	210,199
Series 2019, Class AA, 4.15%, 02/25/33(a)	105	97,924
Series 2019-2, Class AA, 2.70%, 11/01/33	231	196,703
Series 2020-1, 5.88%, 04/15/29(a)	539	541,972
		1,742,233
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	480	455,641
2.40%, 03/27/25 (Call 02/27/25)	423	412,006
2.75%, 03/27/27 (Call 01/27/27)(a)	456	434,385
2.85%, 03/27/30 (Call 12/27/29)	497	455,610
3.25%, 03/27/40 (Call 09/27/39)	392	322,536
3.38%, 11/01/46 (Call 05/01/46)	75	59,262
3.38%, 03/27/50 (Call 09/27/49)(a)	555	436,727
3.63%, 05/01/43 (Call 11/01/42)	202	170,779
3.88%, 11/01/45 (Call 05/01/45)(a)	395	342,470
Ralph Lauren Corp., 2.95%, 06/15/30
(Call 03/15/30)(a)	200	181,028
		3,270,444
Auto Manufacturers — 1.7%
American Honda Finance Corp.
1.00%, 09/10/25	460	433,553
1.20%, 07/08/25	310	294,312
1.30%, 09/09/26	250	230,393
1.80%, 01/13/31(a)	120	100,347
2.00%, 03/24/28	315	285,760
2.25%, 01/12/29	200	180,132
2.30%, 09/09/26	251	237,653
2.35%, 01/08/27	257	242,656
3.50%, 02/15/28	166	160,084
4.60%, 04/17/30	285	284,381
4.70%, 01/12/28(a)	175	176,767
4.75%, 01/12/26	25	25,053
4.90%, 01/10/34	145	144,983

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
4.95%, 01/09/26	$200	$200,959
5.00%, 05/23/25	260	260,741
5.13%, 07/07/28	255	260,590
5.25%, 07/07/26(a)	235	239,141
5.65%, 11/15/28	250	261,235
5.80%, 10/03/25	205	208,434
5.85%, 10/04/30	215	229,553
Series A, 4.60%, 04/17/25	265	264,253
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	202	190,060
1.50%, 09/01/30 (Call 06/01/30)	263	219,291
2.60%, 09/01/50 (Call 03/01/50)(a)	245	158,311
4.88%, 10/01/43 (Call 04/01/43)	205	199,378
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	380	369,407
2.53%, 03/10/27 (Call 02/10/27)	550	518,455
2.97%, 03/10/32 (Call 12/10/31)(a)	295	264,645
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31	470	582,463
PACCAR Financial Corp.
3.55%, 08/11/25(a)	252	248,238
4.45%, 03/30/26(a)	350	349,676
4.60%, 01/31/29	125	125,910
5.20%, 11/09/26	25	25,438
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	326	304,276
2.36%, 03/25/31 (Call 12/25/30)(a)	90	79,125
2.76%, 07/02/29(a)	65	60,719
3.67%, 07/20/28(a)	26	25,543
5.12%, 07/13/28 (Call 06/13/28)	165	170,676
5.12%, 07/13/33 (Call 04/13/33)(a)	160	171,133
5.28%, 07/13/26 (Call 06/13/26)	120	121,995
Toyota Motor Credit Corp.
0.80%, 10/16/25	450	421,822
0.80%, 01/09/26(a)	175	162,917
1.13%, 06/18/26	425	393,328
1.15%, 08/13/27(a)	275	246,472
1.65%, 01/10/31	215	177,543
1.80%, 02/13/25	533	516,442
1.90%, 01/13/27	375	348,524
1.90%, 04/06/28	305	276,303
1.90%, 09/12/31	165	136,876
2.15%, 02/13/30	295	258,772
3.00%, 04/01/25	678	664,011
3.05%, 03/22/27	525	503,253
3.05%, 01/11/28	185	176,309
3.20%, 01/11/27(a)	337	325,444
3.38%, 04/01/30	380	355,596
3.40%, 04/14/25	70	68,847
3.65%, 08/18/25	390	384,104
3.65%, 01/08/29	205	197,058
3.95%, 06/30/25	250	247,312
4.45%, 05/18/26	315	314,448
4.45%, 06/29/29	325	324,829
4.55%, 09/20/27	345	346,381
4.55%, 05/17/30	270	270,143
4.63%, 01/12/28(a)	415	418,307
4.65%, 01/05/29	125	125,515
4.70%, 01/12/33	190	191,703
4.80%, 01/05/26(a)	125	125,544
4.80%, 01/05/34	30	29,975
	Par
Security	(000)	Value

Auto Manufacturers (continued)
5.00%, 08/14/26	$220	$222,221
5.25%, 09/11/28	245	252,036
5.40%, 11/10/25	235	238,049
5.40%, 11/20/26	245	250,329
5.45%, 11/10/27	255	263,704
5.55%, 11/20/30	130	136,426
5.60%, 09/11/25	100	101,569
		18,377,831
Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	206	180,192
4.15%, 10/01/25 (Call 07/01/25)	253	249,695
5.50%, 03/21/33 (Call 12/21/32)(a)	130	137,124
		567,011
Banks — 33.9%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	345	339,571
5.09%, 12/08/25	435	438,016
5.38%, 07/03/25	355	357,818
Australia & New Zealand Banking Group Ltd./New
York NY
4.75%, 01/18/27	250	251,106
5.67%, 10/03/25	445	451,854
Banco Bilbao Vizcaya Argentaria SA, 1.13%,
09/18/25	485	454,067
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(b)	445	403,572
1.85%, 03/25/26	720	670,846
2.75%, 05/28/25	525	507,212
2.96%, 03/25/31	250	215,808
3.31%, 06/27/29	425	389,509
3.49%, 05/28/30	315	284,781
3.50%, 03/24/25	25	24,475
3.80%, 02/23/28	323	306,725
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(b)	500	481,384
4.25%, 04/11/27	405	393,133
4.38%, 04/12/28(a)	423	408,877
5.15%, 08/18/25	475	473,005
5.29%, 08/18/27	860	861,074
5.59%, 08/08/28	430	437,546
6.53%, 11/07/27 (Call 11/07/26),
(1-year CMT + 1.650%)(b)	240	248,045
6.61%, 11/07/28	355	377,049
6.94%, 11/07/33	520	575,431
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(b)	545	508,270
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(b)	646	611,274
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(a)(b)	1,035	953,992
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(b)	515	424,325
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(b)	535	437,901
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 0.902%)(a)(b)	365	352,012

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(b)	$615	$544,659
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(b)	800	656,105
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)(b)	140	112,312
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(b)	740	639,149
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(b)	515	479,246
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(b)	585	486,922
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(b)	559	483,895
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(b)	970	700,421
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(b)	820	696,212
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(b)	255	169,283
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	445	396,305
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(b)	810	691,119
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(b)	435	298,474
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	361	328,367
3.25%, 10/21/27 (Call 10/21/26)	539	514,482
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(b)	715	562,311
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(b)	595	581,693
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	1,172	1,107,996
3.50%, 04/19/26	595	579,842
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(b)	632	610,540
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	354	337,564
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(b)	355	341,152
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	520	504,155
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(a)(b)	75	66,509
3.88%, 08/01/25	573	565,731
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(b)	259	215,996
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(a)(b)	459	441,174
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	555	529,514
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(b)	298	263,742
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(b)	938	779,717
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(b)	423	384,976
4.25%, 10/22/26	125	123,243
	Par
Security	(000)	Value

Banks (continued)
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(a)(b)	$548	$530,856
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(b)	579	509,668
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(b)	490	480,240
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(b)	420	376,002
4.45%, 03/03/26	135	133,785
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(b)	735	702,302
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(b)	495	492,418
4.88%, 04/01/44	115	111,485
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(b)	550	550,713
5.00%, 01/21/44	437	429,336
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(b)	895	887,771
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(a)(b)	630	629,812
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(b)	700	705,143
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(b)	985	988,669
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(a)(b)	650	662,502
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(b)	400	413,514
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(a)	845	884,441
5.88%, 02/07/42	343	375,295
5.93%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.340%)(b)	260	265,503
6.11%, 01/29/37	400	431,637
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(a)(b)	410	428,221
7.75%, 05/14/38	60	73,656
Series L, 3.95%, 04/21/25	140	137,802
Series L, 4.18%, 11/25/27 (Call 11/25/26)	165	160,934
Series L, 4.75%, 04/21/45	60	55,705
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(b)	530	493,257
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(b)	496	421,174
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1-day SOFR + 1.650%)(b)	220	166,823
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	510	519,537
5.65%, 08/18/25 (Call 07/18/25)	650	658,467
6.00%, 10/15/36	386	416,861
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(b)	395	364,979
1.25%, 09/15/26	475	434,295
1.85%, 05/01/25(a)	697	671,134
2.65%, 03/08/27(a)	545	513,743
3.70%, 06/07/25	590	579,772
5.20%, 02/01/28 (Call 01/01/28)	495	502,815
5.27%, 12/11/26	320	324,081
5.30%, 06/05/26	165	166,726

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.72%, 09/25/28 (Call 08/25/28)	$430	$446,218
5.92%, 09/25/25	325	330,278
Series H, 4.70%, 09/14/27 (Call 08/14/27)	435	435,316
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	320	296,653
1.05%, 10/15/26 (Call 09/15/26)	235	213,855
1.60%, 04/24/25 (Call 03/24/25)	480	461,737
1.65%, 07/14/28 (Call 05/14/28)	160	141,735
1.65%, 01/28/31 (Call 10/28/30)(a)	210	171,908
1.80%, 07/28/31 (Call 04/28/31)(a)	125	101,978
2.05%, 01/26/27 (Call 12/26/26)	430	400,961
2.45%, 08/17/26 (Call 05/17/26)	133	125,982
2.80%, 05/04/26 (Call 02/04/26)	142	136,283
3.00%, 10/30/28 (Call 07/30/28)	206	191,912
3.25%, 05/16/27 (Call 02/16/27)(a)	218	209,422
3.30%, 08/23/29 (Call 05/23/29)	375	350,344
3.40%, 01/29/28 (Call 10/29/27)	303	289,883
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)(b)	386	372,205
3.85%, 04/28/28	345	336,272
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(b)	200	195,398
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(b)	165	156,488
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(b)	355	351,912
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(b)	205	203,893
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(b)	115	113,958
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(b)	265	258,360
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(b)	415	415,718
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(b)	280	278,120
5.15%, 05/22/26 (Call 05/22/25),
(1-day SOFR + 1.067%)(b)	250	250,452
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(b)	380	393,443
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(b)	550	581,669
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(b)	310	329,043
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(b)	405	447,490
Series G, 3.00%, 02/24/25 (Call 01/24/25)	508	496,844
Bank of Nova Scotia (The)
1.05%, 03/02/26	490	453,259
1.30%, 06/11/25	535	509,312
1.30%, 09/15/26	390	357,163
1.35%, 06/24/26	335	309,219
1.95%, 02/02/27	355	328,444
2.15%, 08/01/31	160	132,168
2.20%, 02/03/25	376	365,500
2.45%, 02/02/32	220	182,723
2.70%, 08/03/26	464	441,005
2.95%, 03/11/27	285	270,547
3.45%, 04/11/25	660	647,439
4.75%, 02/02/26	675	674,055
4.85%, 02/01/30	505	503,459
	Par
Security	(000)	Value

Banks (continued)
5.25%, 06/12/28	$315	$320,841
5.35%, 12/07/26	455	461,622
5.45%, 06/12/25	25	25,141
5.65%, 02/01/34	200	206,874
BPCE SA, 3.38%, 12/02/26	5	4,831
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	205	192,193
1.25%, 06/22/26 (Call 05/22/26)	225	207,191
3.30%, 04/07/25	505	494,882
3.45%, 04/07/27 (Call 03/07/27)	455	438,673
3.60%, 04/07/32 (Call 03/07/32)(a)	225	204,158
3.95%, 08/04/25	515	508,048
5.00%, 04/28/28 (Call 03/28/28)	360	362,518
5.14%, 04/28/25	270	270,281
5.93%, 10/02/26	215	220,869
5.99%, 10/03/28 (Call 09/03/28)	235	245,924
6.09%, 10/03/33 (Call 07/03/33)	245	260,198
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)	620	631,965
5.80%, 09/29/28 (Call 08/29/28)	510	531,358
5.86%, 09/29/25 (Call 08/29/25)	200	203,484
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(b)	985	909,830
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(b)	911	836,757
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(b)	690	570,645
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(b)	1,100	920,154
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(b)	1,243	1,070,432
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(b)	866	754,803
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(b)	440	321,057
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(b)	818	733,294
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(b)	1,140	974,030
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(b)	910	860,680
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(b)	1,088	1,060,514
3.20%, 10/21/26 (Call 07/21/26)	1,034	989,198
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(b)	635	620,357
3.30%, 04/27/25(a)	539	528,598
3.40%, 05/01/26	810	784,331
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(b)	786	746,237
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	964	922,496
3.70%, 01/12/26	785	767,375
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(b)	1,110	1,001,767
3.88%, 01/24/39 (Call 01/22/38),
(3-mo. SOFR + 1.430%)(b)	416	360,869
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	941	913,930

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)(b)	$830	$790,554
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(b)	699	674,300
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(b)	361	313,857
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(b)	1,399	1,345,724
4.65%, 07/30/45	369	340,175
4.65%, 07/23/48 (Call 06/23/48)	878	810,867
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(b)	545	541,123
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(b)	920	899,692
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(b)	475	477,753
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(b)	930	937,157
5.88%, 01/30/42	365	393,300
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)(b)	1,070	1,148,878
8.13%, 07/15/39	693	900,672
Commonwealth Bank of Australia/New York,
5.50%, 09/12/25	315	318,684
Commonwealth Bank of Australia/New York NY,
5.32%, 03/13/26	150	151,969
Cooperatieve Rabobank UA, 5.25%, 05/24/41	526	554,777
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	390	383,203
4.80%, 01/09/29	250	251,599
4.85%, 01/09/26	250	250,944
5.50%, 07/18/25	415	419,416
5.50%, 10/05/26	20	20,443
Credit Suisse AG/New York NY
1.25%, 08/07/26	550	500,626
2.95%, 04/09/25	605	588,430
3.70%, 02/21/25	540	531,455
5.00%, 07/09/27	520	520,887
7.50%, 02/15/28	695	759,591
Deutsche Bank AG/New York NY
1.69%, 03/19/26	250	234,019
4.16%, 05/13/25	230	227,099
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	255	235,944
3.95%, 07/28/25 (Call 06/28/25)	305	299,638
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(b)	397	378,184
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(b)	620	575,642
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(b)	915	846,569
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(b)	852	777,212
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(b)	1,590	1,461,892
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(b)	935	758,248
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(b)	1,407	1,158,652
2.60%, 02/07/30 (Call 11/07/29)	643	564,842
	Par
Security	(000)	Value

Banks (continued)
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(b)	$1,315	$1,109,566
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	1,045	973,352
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(b)	1,080	902,593
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(b)	557	411,797
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(b)	1,480	1,273,843
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(b)	817	630,087
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(a)(b)	720	564,130
3.50%, 04/01/25 (Call 03/01/25)(a)	1,038	1,018,498
3.50%, 11/16/26 (Call 11/16/25)	901	871,403
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	1,105	1,059,696
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(b)	785	752,922
3.75%, 05/22/25 (Call 02/22/25)	779	765,646
3.75%, 02/25/26 (Call 11/25/25)	630	616,094
3.80%, 03/15/30 (Call 12/15/29)	853	801,919
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	883	840,775
3.85%, 01/26/27 (Call 01/26/26)	992	967,499
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(a)(b)	768	677,087
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(b)	1,247	1,205,890
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(b)	250	247,025
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(b)	520	474,001
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(a)(b)	905	890,237
4.75%, 10/21/45 (Call 04/21/45)	620	587,305
4.80%, 07/08/44 (Call 01/08/44)	698	663,326
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(b)	675	681,426
6.13%, 02/15/33(a)	393	430,254
6.25%, 02/01/41	989	1,098,949
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(b)	980	1,040,144
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(b)	485	534,288
HSBC Bank USA NA, 7.00%, 01/15/39	275	319,090
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(b)	550	506,057
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(b)	728	694,720
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(b)	745	665,465
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(b)	720	688,536
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(b)	745	651,541
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(b)	870	801,615

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(b)	$550	$458,903
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(b)	1,095	919,915
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(b)	525	453,744
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)(b)	655	547,160
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(b)	500	486,115
3.90%, 05/25/26	890	867,550
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(b)	1,058	990,665
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(b)	878	848,364
4.29%, 09/12/26 (Call 09/15/25),
(3-mo. SOFR + 1.609%)(b)	915	898,476
4.30%, 03/08/26	997	981,545
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(b)	1,063	1,033,392
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(b)	760	749,667
4.95%, 03/31/30	953	950,354
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(b)	815	814,142
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(b)	911	914,616
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(b)	715	725,141
6.10%, 01/14/42(a)	290	330,387
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(b)	650	671,774
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)(b)	835	886,381
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(b)	965	1,042,835
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(b)	680	705,697
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	755	810,879
HSBC USA Inc., 5.63%, 03/17/25	325	327,034
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(b)	250	242,953
5.65%, 01/10/30 (Call 11/10/29)	335	339,329
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(b)	685	636,055
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(b)	313	266,851
3.87%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.640%)(b)	480	471,497
3.95%, 03/29/27	470	456,083
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	400	388,243
4.05%, 04/09/29	375	361,201
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(b)	310	288,731
4.55%, 10/02/28	320	315,532
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(b)	200	204,087
	Par
Security	(000)	Value

Banks (continued)
6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)	$505	$530,017
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(b)	390	360,128
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(b)	635	590,419
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(b)	535	488,257
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(b)	675	626,483
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(b)	280	228,134
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	649	529,608
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(b)	555	534,517
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(b)	500	445,564
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)	720	692,557
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(b)	316	290,098
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)(b)	535	465,797
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(b)	425	302,502
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(b)	615	514,326
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)(b)	670	567,639
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(b)	330	320,689
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	730	649,698
2.95%, 10/01/26 (Call 07/01/26)(a)	727	696,090
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(b)	420	396,389
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(b)	646	569,356
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(b)	725	622,823
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(b)	405	315,348
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(b)	520	369,725
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(b)	380	294,198
3.20%, 06/15/26 (Call 03/15/26)(a)	445	430,383
3.30%, 04/01/26 (Call 01/01/26)	643	623,263
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(b)	740	544,733
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(a)(b)	460	437,297
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(b)	518	496,322
3.63%, 12/01/27 (Call 12/01/26)(a)	387	370,804
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	501	472,328
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	579	560,261

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(b)	$556	$488,356
3.90%, 07/15/25 (Call 04/15/25)	667	658,947
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(b)	375	309,210
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(b)	375	368,272
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(b)	665	553,409
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(b)	480	463,904
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(b)	378	318,691
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(b)	640	630,724
4.13%, 12/15/26	415	408,650
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(b)	525	511,070
4.25%, 10/01/27	260	256,869
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(b)	398	348,290
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(b)	595	584,721
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(b)	655	642,062
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)(b)	730	712,269
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(b)	400	393,301
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(b)	565	546,011
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	710	708,797
4.85%, 02/01/44	153	148,030
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(b)	965	952,664
4.95%, 06/01/45	375	359,779
5.01%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.310%)	750	753,948
5.04%, 01/23/28 (Call 01/23/27),
(1-day SOFR + 1.190%)(b)	345	346,517
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)	645	655,442
5.34%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.620%)	175	177,963
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(b)	960	974,177
5.40%, 01/06/42(a)	249	256,974
5.50%, 10/15/40	345	361,636
5.60%, 07/15/41	308	326,946
5.63%, 08/16/43(a)	220	230,260
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)(b)	700	720,608
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(b)	505	519,265
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(a)(b)	415	435,391
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(b)	635	688,399
6.40%, 05/15/38	572	656,037
7.63%, 10/15/26	195	208,826
	Par
Security	(000)	Value

Banks (continued)
8.00%, 04/29/27	$209	$230,467
JPMorgan Chase Bank N.A., 5.11%, 12/08/26
(Call 11/08/26)	205	207,606
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(b)	460	423,358
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(b)	555	537,530
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(b)	775	757,270
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	635	597,918
3.75%, 01/11/27	455	438,599
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(b)	350	335,073
4.38%, 03/22/28	525	512,282
4.45%, 05/08/25	595	588,903
4.55%, 08/16/28	370	363,353
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(b)	455	450,153
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(b)	360	349,220
5.46%, 01/05/28 (Call 01/05/27),
(1-year CMT + 1.375%)(b)	400	402,343
5.68%, 01/05/35 (Call 01/05/34),
(1-year CMT + 1.750%)	400	405,771
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(b)	330	337,776
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(b)	450	456,852
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	55	53,558
4.65%, 01/27/26 (Call 12/27/25)	305	300,974
4.70%, 01/27/28 (Call 12/28/27)	270	264,868
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	630	597,381
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(b)	825	759,112
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(b)	515	471,349
2.05%, 07/17/30	320	269,885
2.19%, 02/25/25	840	814,056
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(b)	700	579,280
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(b)	510	474,487
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(b)	320	267,929
2.56%, 02/25/30	414	363,087
2.76%, 09/13/26	260	246,310
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(b)	395	337,192
3.20%, 07/18/29	454	417,296
3.29%, 07/25/27(a)	347	331,194
3.68%, 02/22/27	452	438,489
3.74%, 03/07/29	555	531,535
3.75%, 07/18/39	660	581,798
3.78%, 03/02/25	204	200,955
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(b)	205	201,581
3.85%, 03/01/26	660	646,027

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.96%, 03/02/28	$457	$444,672
4.05%, 09/11/28	366	358,880
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(b)	350	340,539
4.15%, 03/07/39(a)	12	11,120
4.29%, 07/26/38(a)	10	9,529
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(b)	215	204,808
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(b)	505	505,368
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(b)	540	543,321
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(b)	310	314,605
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(b)	525	531,881
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(a)(b)	265	271,690
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(b)	405	412,542
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(a)(b)	440	451,710
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(b)	315	324,575
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(b)	340	347,668
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(b)	310	310,963
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(b)	410	411,600
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(b)	480	439,378
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(b)	370	339,382
1.98%, 09/08/31 (Call 09/08/30),
(3-mo. SOFR + 1.532%)(b)	280	229,570
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(b)	235	191,501
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(b)	305	254,892
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(b)	220	211,036
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(b)	220	179,955
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(b)	205	175,952
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(a)(b)	235	226,734
2.84%, 09/13/26	350	331,448
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(b)	235	208,313
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(b)	465	419,969
3.17%, 09/11/27	396	372,763
3.26%, 05/22/30 (Call 05/22/29),
(1-year CMT + 1.250%)(b)	240	218,743
3.66%, 02/28/27	212	204,383
4.02%, 03/05/28(a)	415	402,180
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(b)	340	328,313
	Par
Security	(000)	Value

Banks (continued)
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(b)	$320	$324,353
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(b)	150	153,270
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(b)	270	277,381
5.74%, 05/27/31 (Call 05/27/30),
(1-year CMT + 1.650%)(b)	225	231,706
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(b)	320	331,199
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(b)	425	439,692
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(b)	465	477,886
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(b)	777	718,231
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	922	846,082
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(b)	972	899,892
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(b)	860	690,819
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(b)	653	526,826
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)(b)	890	858,008
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	1,174	959,733
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(b)	625	582,625
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(b)	825	686,748
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(b)	465	451,857
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	1,031	906,327
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(a)(b)	610	405,222
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	755	644,455
3.13%, 07/27/26	888	851,942
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(b)	622	482,647
3.59%, 07/22/28 (Call 07/22/27)(b)	875	836,882
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	885	817,398
3.63%, 01/20/27	783	761,785
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	787	751,575
3.88%, 01/27/26	486	477,304
3.97%, 07/22/38 (Call 07/22/37)(b)	679	595,411
4.00%, 07/23/25	992	979,096
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(b)	635	620,120
4.30%, 01/27/45	580	518,067
4.38%, 01/22/47	730	651,978
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(a)(b)	842	820,644
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(b)	265	244,671

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)(b)	$600	$595,903
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(b)	700	684,109
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(b)	555	556,351
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	680	681,966
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(b)	830	834,184
5.17%, 01/16/30 (Call 01/16/29),
(1-day SOFR + 1.450%)(b)	850	856,851
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(b)	985	985,387
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(b)	820	830,298
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(b)	680	691,703
5.47%, 01/18/35 (Call 01/18/34),
(1-day SOFR + 1.730%)(a)(b)	200	204,224
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)(b)	621	662,925
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(b)	235	239,275
6.25%, 08/09/26	260	268,097
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	645	674,079
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(b)	865	932,206
6.38%, 07/24/42(a)	647	737,314
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(b)	560	593,336
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(b)	455	503,595
7.25%, 04/01/32	346	403,173
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	415	415,097
4.95%, 01/14/28 (Call 01/14/27),
(1-day SOFR + 1.080%)	425	426,161
5.48%, 07/16/25 (Call 06/16/25)	395	398,727
5.88%, 10/30/26 (Call 09/30/26)	565	580,905
National Australia Bank Ltd./New York
2.50%, 07/12/26	265	251,944
3.38%, 01/14/26	310	302,459
3.50%, 06/09/25	315	309,799
3.91%, 06/09/27	340	332,801
4.75%, 12/10/25	250	250,449
4.79%, 01/10/29	250	251,486
4.90%, 06/13/28	270	272,974
4.94%, 01/12/28	275	278,490
4.97%, 01/12/26	470	472,451
5.20%, 05/13/25	220	221,170
National Bank of Canada, 5.60%, 12/18/28	290	297,052
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(b)	475	436,105
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)	245	228,780
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(b)	510	489,819
4.80%, 04/05/26	480	476,995
	Par
Security	(000)	Value

Banks (continued)
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	$590	$579,585
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(b)	700	691,723
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(b)	330	332,595
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(b)	265	271,289
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(b)	375	378,499
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)(b)	340	355,673
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(b)	675	699,408
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	425	365,614
3.15%, 05/03/29 (Call 02/03/29)	335	315,537
3.65%, 08/03/28 (Call 05/03/28)(a)	210	203,599
3.95%, 10/30/25	405	399,175
4.00%, 05/10/27 (Call 04/10/27)	480	472,524
6.13%, 11/02/32 (Call 08/02/32)(a)	285	306,203
PNC Bank NA
2.70%, 10/22/29	295	260,355
2.95%, 02/23/25 (Call 01/23/25)	330	323,895
3.10%, 10/25/27 (Call 09/25/27)	330	310,337
3.25%, 06/01/25 (Call 05/02/25)	365	356,201
3.25%, 01/22/28 (Call 12/23/27)	260	244,998
3.88%, 04/10/25 (Call 03/10/25)	335	329,262
4.05%, 07/26/28	400	385,401
4.20%, 11/01/25 (Call 10/01/25)	255	250,665
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	205	187,434
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)(b)	488	404,911
2.55%, 01/22/30 (Call 10/24/29)	755	659,793
2.60%, 07/23/26 (Call 05/24/26)	300	284,360
3.15%, 05/19/27 (Call 04/19/27)	325	308,332
3.45%, 04/23/29 (Call 01/23/29)	581	545,087
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)(b)	335	313,806
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(b)	335	332,872
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(b)	570	561,584
5.30%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.342%)(a)(b)	165	166,449
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(b)	245	247,982
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(a)	964	984,143
5.68%, 01/22/35 (Call 01/22/34),
(1-day SOFR + 1.902%)(a)(b)	90	92,396
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(b)	254	255,489
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(a)	330	344,666
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	600	627,157
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(b)	335	348,190

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(b)	$750	$835,175
Royal Bank of Canada
0.88%, 01/20/26	580	539,103
1.15%, 06/10/25	722	687,222
1.15%, 07/14/26	285	261,696
1.20%, 04/27/26	630	583,070
1.40%, 11/02/26	390	356,684
2.05%, 01/21/27(a)	280	260,939
2.30%, 11/03/31	550	459,594
3.38%, 04/14/25	385	378,220
3.63%, 05/04/27(a)	490	474,069
3.88%, 05/04/32	370	343,518
4.24%, 08/03/27	525	517,596
4.65%, 01/27/26	513	510,522
4.88%, 01/12/26(a)	350	350,842
4.88%, 01/19/27	200	200,927
4.90%, 01/12/28	305	307,899
4.95%, 04/25/25	450	450,688
4.95%, 02/01/29	200	201,555
5.00%, 02/01/33	605	605,956
5.00%, 05/02/33(a)	320	321,045
5.15%, 02/01/34	200	200,453
5.20%, 07/20/26	350	353,702
5.20%, 08/01/28	385	392,154
6.00%, 11/01/27	510	533,032
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(b)	115	105,753
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(b)	220	204,838
2.20%, 03/03/31(a)	372	311,423
2.40%, 01/24/30(a)	280	249,958
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(b)	260	218,426
2.65%, 05/19/26(a)	150	143,434
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(b)	250	224,833
3.55%, 08/18/25	659	647,950
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(b)	170	164,525
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)(b)	290	272,332
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(b)	165	157,063
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(b)	275	269,527
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(b)	435	435,295
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(a)(b)	390	392,421
5.27%, 08/03/26 (Call 07/03/26)	170	171,965
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(a)	370	382,192
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(b)	110	111,576
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(b)	130	134,692
6.12%, 11/21/34 (Call 11/21/33),
(1-day SOFR + 1.958%)	210	221,558
	Par
Security	(000)	Value

Banks (continued)
Sumitomo Mitsui Banking Corp., 3.65%,
07/23/25(a)	$55	$53,891
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	580	537,826
1.40%, 09/17/26	740	676,658
1.47%, 07/08/25	1,000	950,334
1.71%, 01/12/31	225	181,227
1.90%, 09/17/28(a)	735	645,990
2.13%, 07/08/30	540	455,869
2.17%, 01/14/27	210	194,819
2.22%, 09/17/31	270	221,840
2.30%, 01/12/41	115	79,285
2.47%, 01/14/29	235	210,163
2.63%, 07/14/26	944	895,939
2.72%, 09/27/29	225	199,949
2.75%, 01/15/30	455	403,295
3.01%, 10/19/26	700	667,467
3.04%, 07/16/29	824	749,975
3.05%, 01/14/42(a)	90	70,077
3.35%, 10/18/27	295	279,606
3.36%, 07/12/27	979	933,873
3.45%, 01/11/27	407	392,456
3.54%, 01/17/28	280	266,992
3.78%, 03/09/26(a)	124	121,217
3.94%, 07/19/28	291	281,407
4.31%, 10/16/28(a)	235	233,002
5.46%, 01/13/26	175	176,825
5.52%, 01/13/28	760	777,357
5.71%, 01/13/30	420	435,566
5.72%, 09/14/28	360	371,798
5.77%, 01/13/33	660	692,422
5.78%, 07/13/33	230	241,577
5.80%, 07/13/28	220	227,663
5.81%, 09/14/33	290	306,260
5.85%, 07/13/30	230	240,415
5.88%, 07/13/26	225	229,892
Toronto-Dominion Bank (The)
0.75%, 09/11/25	397	372,823
0.75%, 01/06/26(a)	412	382,458
1.15%, 06/12/25	600	570,841
1.20%, 06/03/26	548	505,016
1.25%, 09/10/26	505	462,676
1.95%, 01/12/27	300	278,958
2.00%, 09/10/31	170	140,465
2.45%, 01/12/32	360	299,909
2.80%, 03/10/27	370	350,074
3.20%, 03/10/32	575	506,014
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(b)	567	544,663
3.77%, 06/06/25	715	704,555
4.11%, 06/08/27	510	500,019
4.46%, 06/08/32	935	900,091
4.69%, 09/15/27	465	464,322
5.10%, 01/09/26(a)	360	362,941
5.16%, 01/10/28	435	440,948
5.26%, 12/11/26	200	203,339
5.52%, 07/17/28	415	426,919
5.53%, 07/17/26	335	340,919
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	435	417,290
2.25%, 03/11/30 (Call 12/11/29)	462	384,950

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.30%, 05/15/26 (Call 04/15/26)	$270	$258,375
3.63%, 09/16/25 (Call 08/16/25)	450	438,101
3.80%, 10/30/26 (Call 09/30/26)	332	318,956
4.05%, 11/03/25 (Call 09/03/25)	224	220,129
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	335	295,085
1.20%, 08/05/25 (Call 07/03/25)(a)	295	278,327
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(b)	537	494,671
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(b)	420	366,154
1.95%, 06/05/30 (Call 03/05/30)(a)	338	281,964
3.70%, 06/05/25 (Call 05/05/25)	360	352,934
3.88%, 03/19/29 (Call 02/19/29)(a)	313	293,539
4.00%, 05/01/25 (Call 03/01/25)	312	307,286
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(b)	320	311,057
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(b)	350	345,055
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(b)	445	439,402
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)(b)	355	333,395
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(b)	515	500,979
5.44%, 01/24/30 (Call 01/24/29),
(1-day SOFR + 1.620%)(b)	165	166,459
5.71%, 01/24/35 (Call 01/24/34),
(1-day SOFR + 1.922%)(a)(b)	370	375,675
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)	605	618,551
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)(b)	320	323,528
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)	510	519,440
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(b)	270	280,247
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(b)	565	609,807
U.S. Bancorp
5.38%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.560%)(a)(b)	130	131,508
5.68%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.860%)(b)	120	122,834
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	495	398,609
1.45%, 05/12/25 (Call 04/12/25)(a)	544	520,591
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(b)	465	428,228
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(b)	485	379,924
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(b)	340	282,755
3.00%, 07/30/29 (Call 04/30/29)	367	330,787
3.10%, 04/27/26 (Call 03/27/26)(a)	128	122,779
3.90%, 04/26/28 (Call 03/26/28)	310	299,594
3.95%, 11/17/25 (Call 10/17/25)	325	320,316
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(b)	585	577,296
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(b)	460	452,481
	Par
Security	(000)	Value

Banks (continued)
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)(b)	$775	$746,441
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(b)	535	506,859
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(a)(b)	475	479,792
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(b)	470	481,646
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(b)	688	709,587
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(b)	615	636,198
6.79%, 10/26/27 (Call 10/26/26),
(1-day SOFR + 1.880%)(b)	390	407,141
Series V, 2.38%, 07/22/26 (Call 06/22/26)	539	508,319
Series X, 3.15%, 04/27/27 (Call 03/27/27)	474	450,112
UBS AG
1.25%, 06/01/26	325	299,055
4.50%, 06/26/48	225	217,846
5.65%, 09/11/28	520	537,475
5.80%, 09/11/25	180	182,295
UBS Group AG
3.75%, 03/26/25	415	407,851
4.55%, 04/17/26	470	464,268
4.88%, 05/15/45	690	663,189
Wachovia Corp., 5.50%, 08/01/35	380	385,525
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(b)	880	850,181
2.19%, 04/30/26 (Call 04/29/25),
(1-day SOFR + 2.000%)(b)	1,014	975,502
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(b)	895	825,887
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(b)	848	737,049
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(b)	990	881,510
3.00%, 02/19/25	648	634,224
3.00%, 04/22/26	814	781,534
3.00%, 10/23/26	980	933,716
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(a)(b)	988	751,756
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(b)	722	691,717
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(b)	1,095	961,134
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	820	785,541
3.55%, 09/29/25	668	653,418
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	839	802,749
3.90%, 05/01/45	608	505,631
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(b)	930	914,256
4.10%, 06/03/26	719	704,697
4.15%, 01/24/29 (Call 10/24/28)	755	732,166
4.30%, 07/22/27	766	752,375
4.40%, 06/14/46	555	474,188
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(a)(b)	696	673,827

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(b)	$600	$593,991
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(b)	930	831,030
4.65%, 11/04/44	592	526,470
4.75%, 12/07/46	426	379,365
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(a)(b)	820	815,366
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	1,055	1,031,305
4.90%, 11/17/45	563	517,680
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(b)	1,537	1,469,244
5.20%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.500%)	590	594,234
5.38%, 11/02/43	575	565,234
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(b)	1,015	1,024,193
5.50%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.780%)(a)(b)	465	474,165
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(b)	1,145	1,170,266
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(b)	1,070	1,093,411
5.61%, 01/15/44	675	678,361
6.30%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.790%)(b)	675	711,456
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(b)	790	860,832
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/15/25)	500	500,875
5.25%, 12/11/26 (Call 11/09/26)	600	608,305
5.45%, 08/07/26 (Call 07/07/26)	255	259,007
5.55%, 08/01/25 (Call 07/01/25)	510	515,314
5.85%, 02/01/37	390	412,213
5.95%, 08/26/36	250	261,824
6.60%, 01/15/38	483	538,595
Westpac Banking Corp.
1.15%, 06/03/26	545	503,490
1.95%, 11/20/28	500	442,787
2.15%, 06/03/31	225	189,283
2.35%, 02/19/25	373	363,356
2.65%, 01/16/30	265	238,190
2.70%, 08/19/26	380	363,377
2.85%, 05/13/26	495	476,362
3.35%, 03/08/27(a)	480	463,563
3.40%, 01/25/28(a)	440	421,712
3.74%, 08/26/25	193	190,130
4.04%, 08/26/27	325	321,449
5.46%, 11/18/27	460	474,020
5.51%, 11/17/25	340	344,892
5.54%, 11/17/28	415	431,252
		363,528,324
Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	533	523,234
4.70%, 02/01/36 (Call 08/01/35)	2,075	2,050,020
4.90%, 02/01/46 (Call 08/01/45)	3,750	3,646,528
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	100	93,389
	Par
Security	(000)	Value

Beverages (continued)
4.70%, 02/01/36 (Call 08/01/35)	$155	$152,515
4.90%, 02/01/46 (Call 08/01/45)	365	350,529
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	95	89,729
4.00%, 04/13/28 (Call 01/13/28)	1,005	987,764
4.35%, 06/01/40 (Call 12/01/39)	325	301,185
4.38%, 04/15/38 (Call 10/15/37)	955	903,344
4.44%, 10/06/48 (Call 04/06/48)	635	573,733
4.50%, 06/01/50 (Call 12/01/49)	20	18,581
4.60%, 04/15/48 (Call 10/15/47)	284	262,851
4.75%, 01/23/29 (Call 10/23/28)	920	928,958
4.75%, 04/15/58 (Call 10/15/57)(a)	275	256,922
4.90%, 01/23/31 (Call 10/23/30)(a)	150	153,837
4.95%, 01/15/42	675	668,749
5.45%, 01/23/39 (Call 07/23/38)	985	1,036,259
5.55%, 01/23/49 (Call 07/23/48)(a)	1,425	1,509,385
5.80%, 01/23/59 (Call 07/23/58)	875	961,367
8.20%, 01/15/39	200	266,661
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	175	159,593
4.75%, 04/15/33 (Call 01/15/33)	245	247,342
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	575	506,486
1.38%, 03/15/31	384	313,081
1.45%, 06/01/27(a)	240	219,286
1.50%, 03/05/28(a)	381	342,878
1.65%, 06/01/30(a)	520	441,965
2.00%, 03/05/31	320	273,760
2.13%, 09/06/29	433	387,442
2.25%, 01/05/32(a)	755	649,824
2.50%, 06/01/40	344	256,207
2.50%, 03/15/51	568	369,862
2.60%, 06/01/50	505	339,526
2.75%, 06/01/60(a)	332	219,854
2.88%, 05/05/41	245	190,161
2.90%, 05/25/27	199	190,699
3.00%, 03/05/51(a)	622	453,362
3.38%, 03/25/27	506	493,229
3.45%, 03/25/30	485	460,669
4.20%, 03/25/50	240	218,445
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	278	220,934
2.75%, 01/22/30 (Call 10/22/29)	330	296,189
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	355	336,252
2.00%, 04/29/30 (Call 01/29/30)	493	425,828
2.13%, 04/29/32 (Call 01/29/32)	415	341,894
2.38%, 10/24/29 (Call 07/24/29)	268	239,019
3.88%, 05/18/28 (Call 02/18/28)	130	127,211
3.88%, 04/29/43 (Call 10/29/42)	171	147,959
5.20%, 10/24/25	265	267,491
5.30%, 10/24/27 (Call 09/24/27)	10	10,244
5.38%, 10/05/26 (Call 09/05/26)	45	45,928
5.50%, 01/24/33 (Call 10/24/32)	185	194,514
5.63%, 10/05/33 (Call 07/05/33)	70	74,577
5.88%, 09/30/36	224	245,076
Diageo Investment Corp., 4.25%, 05/11/42(a)	183	166,170
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	340	276,974
1.63%, 05/01/30 (Call 02/01/30)	395	333,666
1.95%, 10/21/31 (Call 07/21/31)	505	422,164

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
2.25%, 03/19/25 (Call 02/19/25)	$634	$616,445
2.38%, 10/06/26 (Call 07/06/26)(a)	442	420,585
2.63%, 03/19/27 (Call 01/19/27)	260	246,797
2.63%, 07/29/29 (Call 04/29/29)	418	382,914
2.63%, 10/21/41 (Call 04/21/41)	315	231,921
2.75%, 04/30/25 (Call 01/30/25)	454	443,001
2.75%, 03/19/30 (Call 12/19/29)	422	383,619
2.75%, 10/21/51 (Call 04/21/51)	400	272,806
2.85%, 02/24/26 (Call 11/24/25)	205	198,392
2.88%, 10/15/49 (Call 04/15/49)	400	284,658
3.00%, 10/15/27 (Call 07/15/27)	595	568,092
3.45%, 10/06/46 (Call 04/06/46)	346	277,891
3.50%, 07/17/25 (Call 04/17/25)	141	138,925
3.60%, 02/18/28 (Call 01/18/28)	315	307,132
3.63%, 03/19/50 (Call 09/19/49)	364	296,791
3.88%, 03/19/60 (Call 09/19/59)	155	129,141
3.90%, 07/18/32 (Call 04/18/32)	485	465,732
4.00%, 05/02/47 (Call 11/02/46)	220	190,895
4.20%, 07/18/52 (Call 01/18/52)(a)	215	192,850
4.45%, 05/15/28 (Call 04/15/28)(a)	180	182,706
4.45%, 02/15/33 (Call 11/15/32)(a)	345	349,739
4.45%, 04/14/46 (Call 10/14/45)	255	239,192
4.55%, 02/13/26 (Call 01/13/26)	165	165,300
4.65%, 02/15/53 (Call 08/15/52)	215	207,588
5.13%, 11/10/26 (Call 10/10/26)	260	264,876
5.25%, 11/10/25	265	268,438
5.50%, 01/15/40(a)	200	213,245
7.00%, 03/01/29(a)	250	279,466
		34,860,438
Chemicals — 0.6%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	350	332,456
1.85%, 05/15/27 (Call 03/15/27)	396	364,969
2.05%, 05/15/30 (Call 02/15/30)	345	299,299
2.70%, 05/15/40 (Call 11/15/39)	312	233,569
2.80%, 05/15/50 (Call 11/15/49)	308	211,373
4.80%, 03/03/33 (Call 12/03/32)	320	325,832
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	180	144,766
1.65%, 02/01/27 (Call 01/01/27)(a)	275	253,499
2.13%, 02/01/32 (Call 11/01/31)(a)	270	225,936
2.13%, 08/15/50 (Call 02/15/50)	150	90,019
2.70%, 11/01/26 (Call 08/01/26)	390	373,196
2.70%, 12/15/51 (Call 06/15/51)(a)	330	217,384
2.75%, 08/18/55 (Call 02/18/55)(a)	245	160,694
3.25%, 12/01/27 (Call 09/01/27)	242	232,260
4.80%, 03/24/30 (Call 12/24/29)	247	251,361
5.25%, 01/15/28 (Call 12/15/27)(a)	255	262,224
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	373	355,798
2.30%, 07/15/30 (Call 04/15/30)(a)	222	193,875
4.50%, 05/15/26 (Call 04/15/26)	140	139,695
4.80%, 05/15/33 (Call 02/15/33)(a)	160	160,346
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	265	217,387
3.20%, 01/30/26 (Call 10/30/25)(a)	336	327,278
3.55%, 11/07/42 (Call 05/07/42)	237	195,696
4.70%, 12/05/25 (Call 11/05/25)	300	300,820
		5,869,732
	Par
Security	(000)	Value

Commercial Services — 1.2%
American University (The), Series 2019, 3.67%,
04/01/49	$183	$143,628
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	426	349,769
1.70%, 05/15/28 (Call 03/15/28)	442	398,665
3.38%, 09/15/25 (Call 06/15/25)	436	428,285
Brown University in Providence in the State of
Rhode Island and Providence Plant, Series A,
2.92%, 09/01/50 (Call 03/01/50)(a)	190	134,901
California Institute of Technology, 3.65%,
09/01/2119 (Call 03/01/2119)(a)	195	140,084
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	363	354,906
4.00%, 05/01/32 (Call 02/01/32)	200	191,503
Duke University, Series 2020, 2.83%, 10/01/55	225	153,450
Ford Foundation (The), Series 2020, 2.82%,
06/01/70 (Call 12/01/69)(a)	270	166,378
George Washington University (The), Series 2018,
4.13%, 09/15/48 (Call 03/15/48)	121	106,013
Leland Stanford Junior University (The), 3.65%,
05/01/48 (Call 11/01/47)	249	207,480
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	195	145,248
3.89%, 07/01/2116(a)	168	129,141
4.68%,	155	145,431
5.60%,	253	281,527
Series F, 2.99%, 07/01/50 (Call 01/01/50)	225	166,474
Northwestern University, 4.64%, 12/01/44	189	182,128
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	440	421,410
2.30%, 06/01/30 (Call 03/01/30)	180	156,078
2.65%, 10/01/26 (Call 08/01/26)	505	479,849
2.85%, 10/01/29 (Call 07/01/29)	595	540,705
3.25%, 06/01/50 (Call 12/01/49)(a)	275	200,861
3.90%, 06/01/27 (Call 05/01/27)	150	147,006
4.40%, 06/01/32 (Call 03/01/32)(a)	475	467,140
5.05%, 06/01/52 (Call 12/01/51)	380	373,524
5.25%, 06/01/62 (Call 12/01/61)(a)	170	166,919
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	131	88,088
3.15%, 07/15/46 (Call 01/15/46)	309	238,296
3.30%, 07/15/56 (Call 01/15/56)	180	134,327
3.75%, 11/15/52 (Call 05/15/52)(a)	140	118,384
Rockefeller Foundation (The), Series 2020, 2.49%,
10/01/50 (Call 04/01/50)	305	198,069
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	235	191,052
2.30%, 08/15/60 (Call 02/15/60)(a)	203	116,706
2.45%, 03/01/27 (Call 02/01/27)	325	305,985
2.50%, 12/01/29 (Call 09/01/29)	215	192,896
2.70%, 03/01/29 (Call 01/01/29)	475	436,932
2.90%, 03/01/32 (Call 12/01/31)	535	469,937
2.95%, 01/22/27 (Call 10/22/26)	403	385,812
3.25%, 12/01/49 (Call 06/01/49)	169	123,406
3.70%, 03/01/52 (Call 09/01/51)	345	275,015
3.90%, 03/01/62 (Call 09/01/61)	195	157,481
4.25%, 05/01/29 (Call 02/01/29)(a)	320	316,045
4.75%, 08/01/28 (Call 05/01/28)	150	152,013
5.25%, 09/15/33 (Call 06/15/33)(c)	125	129,241
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	155	116,546

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
Trustees of Princeton University (The)
5.70%, 03/01/39(a)	$194	$215,205
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	209	143,144
University of Miami, 4.06%, 04/01/52	195	164,459
University of Southern California
3.03%, 10/01/39	269	223,165
4.98%, 10/01/53 (Call 04/01/53)	20	20,425
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	215	170,886
4.35%, 04/15/2122 (Call 10/15/2121)	150	123,605
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	78	74,368
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	205	172,913
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(a)	190	124,753
		12,357,657
Computers — 3.3%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	415	391,373
0.70%, 02/08/26 (Call 01/08/26)	927	860,930
1.13%, 05/11/25 (Call 04/11/25)	797	763,000
1.20%, 02/08/28 (Call 12/08/27)	653	581,000
1.25%, 08/20/30 (Call 05/20/30)	463	383,084
1.40%, 08/05/28 (Call 06/05/28)	865	766,903
1.65%, 05/11/30 (Call 02/11/30)	661	564,068
1.65%, 02/08/31 (Call 11/08/30)	985	824,299
1.70%, 08/05/31 (Call 05/05/31)	375	310,808
2.05%, 09/11/26 (Call 07/11/26)	710	668,834
2.20%, 09/11/29 (Call 06/11/29)	662	594,974
2.38%, 02/08/41 (Call 08/08/40)	565	411,241
2.40%, 08/20/50 (Call 02/20/50)	395	254,157
2.45%, 08/04/26 (Call 05/04/26)	785	749,642
2.50%, 02/09/25	121	118,309
2.55%, 08/20/60 (Call 02/20/60)	760	489,927
2.65%, 05/11/50 (Call 11/11/49)	870	587,946
2.65%, 02/08/51 (Call 08/08/50)	1,052	705,562
2.70%, 08/05/51 (Call 02/05/51)(a)	608	409,583
2.80%, 02/08/61 (Call 02/08/60)	580	385,754
2.85%, 08/05/61 (Call 02/05/61)	475	317,352
2.90%, 09/12/27 (Call 06/12/27)	770	735,387
2.95%, 09/11/49 (Call 03/11/49)	493	355,480
3.00%, 06/20/27 (Call 03/20/27)	411	394,573
3.00%, 11/13/27 (Call 08/13/27)	619	593,012
3.20%, 05/13/25	703	690,542
3.20%, 05/11/27 (Call 02/11/27)	812	784,409
3.25%, 02/23/26 (Call 11/23/25)(a)	1,211	1,182,948
3.25%, 08/08/29 (Call 06/08/29)	405	385,474
3.35%, 02/09/27 (Call 11/09/26)	893	869,258
3.35%, 08/08/32 (Call 05/08/32)(a)	515	478,245
3.45%, 02/09/45	739	609,721
3.75%, 09/12/47 (Call 03/12/47)	380	320,082
3.75%, 11/13/47 (Call 05/13/47)	442	372,506
3.85%, 05/04/43	1,062	941,332
3.85%, 08/04/46 (Call 02/04/46)	737	636,255
3.95%, 08/08/52 (Call 02/08/52)	595	510,021
4.00%, 05/10/28 (Call 04/10/28)	640	636,222
4.10%, 08/08/62 (Call 02/08/62)	440	380,674
4.15%, 05/10/30 (Call 03/10/30)	230	229,768
4.25%, 02/09/47 (Call 08/09/46)(a)	353	327,016
4.30%, 05/10/33 (Call 02/10/33)(a)	385	387,826
4.38%, 05/13/45	673	635,492
4.45%, 05/06/44	419	404,385
	Par
Security	(000)	Value

Computers (continued)
4.50%, 02/23/36 (Call 08/23/35)	$523	$530,026
4.65%, 02/23/46 (Call 08/23/45)(a)	1,417	1,391,208
4.85%, 05/10/53 (Call 11/10/52)(a)	435	436,697
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	515	470,138
1.95%, 05/15/30 (Call 02/15/30)	325	277,954
2.20%, 02/09/27 (Call 01/09/27)	265	247,351
2.72%, 02/09/32 (Call 11/09/31)	105	92,272
2.85%, 05/15/40 (Call 11/15/39)	253	188,866
2.95%, 05/15/50 (Call 11/15/49)	275	187,171
3.30%, 05/15/26	615	596,748
3.30%, 01/27/27(a)	260	250,802
3.43%, 02/09/52 (Call 08/09/51)	235	173,589
3.45%, 02/19/26	113	110,353
3.50%, 05/15/29	1,145	1,089,631
4.00%, 07/27/25	195	192,932
4.00%, 06/20/42	425	369,773
4.15%, 07/27/27 (Call 06/27/27)	190	187,396
4.15%, 05/15/39	595	538,827
4.25%, 05/15/49	1,145	995,671
4.40%, 07/27/32 (Call 04/27/32)	355	346,496
4.50%, 02/06/26(a)	115	114,741
4.50%, 02/06/28 (Call 01/06/28)	320	320,341
4.70%, 02/19/46(a)	210	195,018
4.75%, 02/06/33 (Call 11/06/32)	265	265,349
4.90%, 07/27/52 (Call 01/27/52)	345	329,577
5.10%, 02/06/53 (Call 08/06/52)(a)	275	269,936
5.60%, 11/30/39	304	323,452
5.88%, 11/29/32(a)	212	228,504
7.00%, 10/30/25(a)	299	310,891
		35,031,084
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.
3.10%, 08/15/25	332	325,444
3.10%, 08/15/27 (Call 07/15/27)	380	366,375
3.25%, 08/15/32 (Call 05/15/32)	370	341,661
3.70%, 08/01/47 (Call 02/01/47)	168	143,098
4.00%, 08/15/45	222	199,945
4.60%, 03/01/28 (Call 02/01/28)	125	127,625
4.60%, 03/01/33 (Call 12/01/32)	140	142,233
4.80%, 03/02/26	190	191,978
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	400	333,537
2.38%, 12/01/29 (Call 09/01/29)	255	226,444
2.60%, 04/15/30 (Call 01/15/30)	275	243,663
3.13%, 12/01/49 (Call 06/01/49)(a)	299	212,458
3.15%, 03/15/27 (Call 12/15/26)	253	242,211
4.15%, 03/15/47 (Call 09/15/46)	200	170,393
4.38%, 05/15/28 (Call 04/15/28)(a)	125	124,623
4.65%, 05/15/33 (Call 02/15/33)(a)	260	258,452
5.15%, 05/15/53 (Call 11/15/52)(a)	120	119,819
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	755	770,309
5.00%, 03/22/30 (Call 01/22/30)	380	388,586
5.05%, 03/22/28 (Call 02/22/28)	410	419,553
5.05%, 03/22/53 (Call 09/22/52)(a)	530	533,723
5.10%, 03/22/43 (Call 09/22/42)(a)	275	281,580
5.20%, 03/22/63 (Call 09/22/62)	205	207,073
5.35%, 03/22/26 (Call 02/22/26)	120	121,833
5.50%, 03/22/25	105	105,826

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
0.55%, 10/29/25	$467	$437,297
1.00%, 04/23/26	420	390,984
1.20%, 10/29/30	545	447,834
1.90%, 02/01/27(a)	425	397,528
1.95%, 04/23/31	350	301,005
2.30%, 02/01/32(a)	380	331,297
2.45%, 11/03/26	371	354,656
2.70%, 02/02/26	269	260,283
2.80%, 03/25/27	237	227,132
2.85%, 08/11/27	323	308,976
3.00%, 03/25/30	635	591,298
3.55%, 03/25/40	160	140,428
3.95%, 01/26/28(a)	260	259,068
4.05%, 01/26/33(a)	390	383,826
4.10%, 01/26/26(a)	340	338,562
4.35%, 01/29/29	175	175,971
4.55%, 01/29/34(a)	175	177,307
5.55%, 03/05/37	170	187,460
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	150	123,340
1.75%, 08/12/31 (Call 05/12/31)	355	292,406
2.00%, 07/28/26	420	396,383
2.13%, 09/06/29 (Call 06/06/29)	395	349,418
2.90%, 05/05/27 (Call 02/05/27)	405	386,582
3.10%, 07/30/25	293	287,013
3.50%, 03/22/28 (Call 12/22/27)(a)	508	491,721
4.88%, 09/08/28 (Call 08/08/28)	300	306,759
5.00%, 12/08/33 (Call 09/08/33)	300	307,729
5.90%, 11/15/32	298	325,050
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	220	145,965
		15,721,720
Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	189	182,557
4.60%, 06/15/45 (Call 12/15/44)	327	306,736
		489,293
Diversified Financial Services — 3.7%
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	430	396,186
2.25%, 03/04/25 (Call 02/01/25)	650	629,827
2.55%, 03/04/27 (Call 02/01/27)	645	604,581
3.13%, 05/20/26 (Call 04/20/26)	355	342,817
3.30%, 05/03/27 (Call 04/02/27)	584	558,795
3.95%, 08/01/25 (Call 07/01/25)(a)	470	463,142
4.05%, 05/03/29 (Call 03/03/29)(a)	365	360,244
4.05%, 12/03/42	339	302,011
4.20%, 11/06/25 (Call 10/06/25)	360	357,052
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(b)	520	498,512
4.90%, 02/13/26 (Call 01/13/26)	680	682,606
4.99%, 05/01/26 (Call 05/01/25),
(1-day SOFR + 1.000%)(b)	610	609,410
4.99%, 05/26/33 (Call 05/26/32),
(1-day SOFR + 2.255%)(b)	260	257,621
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(a)(b)	515	515,683
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(b)	605	615,740
	Par
Security	(000)	Value

Diversified Financial Services (continued)
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(b)	$230	$232,572
5.63%, 07/28/34 (Call 07/28/33),
(1-day SOFR + 1.930%)	25	25,640
5.85%, 11/05/27 (Call 10/05/27)(a)	655	682,758
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)	305	311,271
6.49%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 1.940%)(a)(b)	280	303,158
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	335	320,669
3.00%, 04/02/25 (Call 03/02/25)	305	298,058
4.50%, 05/13/32 (Call 02/13/32)	155	152,144
5.15%, 05/15/33 (Call 02/15/33)	275	281,626
5.70%, 12/15/28 (Call 11/15/28)(a)	185	193,714
Apollo Global Management Inc., 6.38%, 11/15/33
(Call 08/15/33)	70	76,107
Brookfield Capital Finance LLC, 6.09%, 06/14/33
(Call 03/14/33)	95	99,673
Brookfield Finance I U.K. PLC/Brookfield
Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	175	141,375
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	355	303,519
3.50%, 03/30/51 (Call 09/30/50)	253	184,019
3.90%, 01/25/28 (Call 10/25/27)	406	392,850
4.25%, 06/02/26 (Call 03/02/26)	171	168,200
4.35%, 04/15/30 (Call 01/15/30)	301	289,234
4.70%, 09/20/47 (Call 03/20/47)	327	288,467
4.85%, 03/29/29 (Call 12/29/28)	425	423,143
Brookfield Finance LLC/Brookfield Finance Inc.,
3.45%, 04/15/50 (Call 10/15/49)	224	157,287
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	165	135,479
3.65%, 01/12/27 (Call 10/12/26)	379	370,722
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	256	235,667
1.15%, 05/13/26 (Call 04/13/26)	610	561,101
1.65%, 03/11/31 (Call 12/11/30)	290	232,815
1.95%, 12/01/31 (Call 09/01/31)	390	312,601
2.00%, 03/20/28 (Call 01/20/28)(a)	491	438,978
2.30%, 05/13/31 (Call 02/13/31)(a)	330	275,252
2.45%, 03/03/27 (Call 02/03/27)	525	490,244
2.90%, 03/03/32 (Call 12/03/31)(a)	450	386,315
3.20%, 03/02/27 (Call 12/02/26)	310	296,274
3.20%, 01/25/28 (Call 10/25/27)(a)	130	122,698
3.25%, 05/22/29 (Call 02/22/29)	211	196,848
3.30%, 04/01/27 (Call 01/01/27)	178	170,625
3.85%, 05/21/25 (Call 03/21/25)	241	237,250
4.00%, 02/01/29 (Call 11/01/28)(a)	257	249,572
4.20%, 03/24/25 (Call 02/22/25)	238	235,961
4.63%, 03/22/30 (Call 12/22/29)	211	210,742
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(b)	295	301,785
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(b)	585	605,320
5.88%, 08/24/26 (Call 07/24/26)	180	184,287
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)	520	548,893
6.20%, 11/17/29 (Call 11/17/28),
(1-day SOFR + 1.878%)(b)	325	339,705

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	$245	$213,739
3.00%, 03/15/25 (Call 12/15/24)	732	717,305
3.75%, 06/15/28 (Call 03/15/28)(a)	192	187,365
4.15%, 06/15/48 (Call 12/15/47)	255	224,118
5.30%, 09/15/43 (Call 03/15/43)	362	374,684
Credit Suisse USA Inc., 7.13%, 07/15/32	206	234,214
Franklin Resources Inc., 1.60%, 10/30/30
(Call 07/30/30)	160	130,620
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	515	407,313
2.10%, 06/15/30 (Call 03/15/30)	575	492,075
2.65%, 09/15/40 (Call 03/15/40)	465	341,838
3.00%, 06/15/50 (Call 12/15/49)	330	228,925
3.00%, 09/15/60 (Call 03/15/60)	445	289,308
3.10%, 09/15/27 (Call 06/15/27)(a)	255	242,064
3.65%, 05/23/25(a)	485	476,947
3.75%, 12/01/25 (Call 09/01/25)(a)	500	490,525
3.75%, 09/21/28 (Call 06/21/28)(a)	180	174,327
4.00%, 09/15/27 (Call 08/15/27)	615	602,690
4.25%, 09/21/48 (Call 03/21/48)	540	471,787
4.35%, 06/15/29 (Call 04/15/29)	420	413,920
4.60%, 03/15/33 (Call 12/15/32)	505	495,203
4.95%, 06/15/52 (Call 12/15/51)	530	512,261
5.20%, 06/15/62 (Call 01/15/62)	415	416,793
Invesco Finance PLC, 3.75%, 01/15/26	241	235,121
Legg Mason Inc., 5.63%, 01/15/44	218	222,118
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	235	200,142
2.00%, 03/03/25 (Call 02/03/25)	286	277,679
2.00%, 11/18/31 (Call 08/18/31)	245	205,638
2.95%, 11/21/26 (Call 08/21/26)	401	386,605
2.95%, 06/01/29 (Call 03/01/29)	451	421,782
2.95%, 03/15/51 (Call 09/15/50)(a)	253	182,938
3.30%, 03/26/27 (Call 01/26/27)	340	329,792
3.35%, 03/26/30 (Call 12/26/29)	577	545,740
3.50%, 02/26/28 (Call 11/26/27)	185	179,930
3.65%, 06/01/49 (Call 12/01/48)	355	293,096
3.80%, 11/21/46 (Call 05/21/46)	201	172,822
3.85%, 03/26/50 (Call 09/26/49)	521	445,500
3.95%, 02/26/48 (Call 08/26/47)	155	135,440
4.85%, 03/09/33 (Call 12/09/32)	270	276,749
4.88%, 03/09/28 (Call 02/09/28)	250	257,034
ORIX Corp.
2.25%, 03/09/31(a)	170	144,782
3.70%, 07/18/27	210	203,069
4.00%, 04/13/32	105	98,992
5.00%, 09/13/27(a)	165	166,733
5.20%, 09/13/32(a)	185	190,746
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	315	235,803
4.65%, 04/01/30 (Call 01/01/30)	230	230,436
4.95%, 07/15/46	310	290,470
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	217	192,524
1.10%, 02/15/31 (Call 11/15/30)	385	309,614
1.90%, 04/15/27 (Call 02/15/27)	581	540,788
2.00%, 08/15/50 (Call 02/15/50)(a)	703	427,342
2.05%, 04/15/30 (Call 01/15/30)	673	588,349
2.70%, 04/15/40 (Call 10/15/39)	306	234,348
2.75%, 09/15/27 (Call 06/15/27)	317	301,095
	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.15%, 12/14/25 (Call 09/14/25)	$1,396	$1,363,817
3.65%, 09/15/47 (Call 03/15/47)	293	242,912
4.15%, 12/14/35 (Call 06/14/35)	632	610,130
4.30%, 12/14/45 (Call 06/14/45)	1,176	1,082,284
		40,019,226
Electric — 6.4%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	240	190,933
4.50%, 06/15/52 (Call 12/15/51)	210	186,216
5.40%, 03/15/53 (Call 09/15/52)	140	142,737
Series M, 3.65%, 04/01/50 (Call 10/01/49)	220	170,179
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)(a)	255	175,203
3.05%, 03/15/32 (Call 12/15/31)	80	70,787
3.13%, 07/15/51 (Call 01/15/51)	225	157,524
3.45%, 10/01/49 (Call 04/01/49)	225	168,664
3.75%, 09/01/27 (Call 08/01/27)	240	234,096
3.75%, 03/01/45 (Call 09/01/44)	263	212,852
6.00%, 03/01/39(a)	142	152,328
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	250	204,506
Series A, 4.30%, 07/15/48 (Call 01/15/48)	212	181,499
Series B, 3.70%, 12/01/47 (Call 06/01/47)	204	160,502
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	161	128,646
3.85%, 09/01/32 (Call 06/01/32)	285	265,179
4.50%, 03/15/49 (Call 09/15/48)	175	157,200
4.95%, 06/01/33 (Call 03/01/33)(a)	220	222,239
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	135	128,988
7.00%, 04/01/38	198	229,282
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	179	153,994
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	213	158,032
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)(a)	239	168,848
4.35%, 11/15/45 (Call 05/15/45)	135	112,866
5.55%, 08/01/33 (Call 05/01/33)	160	165,194
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	253	215,653
3.50%, 08/15/46 (Call 02/15/46)	203	153,569
4.55%, 06/01/52 (Call 12/01/51)	178	159,953
5.40%, 06/01/53 (Call 12/01/52)	320	324,679
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	200	160,823
2.85%, 05/15/51 (Call 11/15/50)	485	322,136
3.25%, 04/15/28 (Call 01/15/28)	249	236,077
3.70%, 07/15/30 (Call 04/15/30)(a)	275	258,236
3.80%, 07/15/48 (Call 01/15/48)	270	211,203
4.05%, 04/15/25 (Call 03/15/25)	445	440,593
4.25%, 10/15/50 (Call 04/15/50)	320	265,838
4.45%, 01/15/49 (Call 07/15/48)	562	486,207
4.50%, 02/01/45 (Call 08/01/44)	272	249,415
4.60%, 05/01/53 (Call 11/01/52)	300	263,960
5.15%, 11/15/43 (Call 05/15/43)	250	247,168
5.95%, 05/15/37	205	219,042
6.13%, 04/01/36	636	688,180
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	115	92,264
3.60%, 03/01/52 (Call 09/01/51)	360	279,265
4.50%, 04/01/44 (Call 10/01/43)	269	244,737
4.95%, 04/01/33 (Call 01/01/33)	240	242,043
5.20%, 10/01/28 (Call 09/01/28)	85	87,107

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series AC, 4.25%, 02/01/49 (Call 08/01/48)(a)	$278	$240,879
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	88	65,193
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	225	219,595
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	331	316,257
3.00%, 03/01/50 (Call 09/01/49)	215	146,900
3.65%, 06/15/46 (Call 12/15/45)	272	212,593
3.70%, 08/15/28 (Call 05/15/28)(a)	203	196,122
4.00%, 03/01/48 (Call 09/01/47)	250	207,371
5.30%, 02/01/53 (Call 08/01/52)(a)	195	196,156
5.90%, 03/15/36	80	86,077
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	281	222,497
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	366	254,280
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)(a)	305	255,632
5.25%, 01/15/53 (Call 07/15/52)(a)	205	204,532
Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	80	76,771
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	365	313,113
3.20%, 12/01/51 (Call 06/01/51)	235	164,719
3.60%, 06/15/61 (Call 12/15/60)	285	211,628
3.70%, 11/15/59 (Call 05/15/59)	210	154,632
3.85%, 06/15/46 (Call 12/15/45)	215	173,511
3.95%, 03/01/43 (Call 09/01/42)	292	244,965
4.45%, 03/15/44 (Call 09/15/43)	338	300,704
4.50%, 12/01/45 (Call 06/01/45)	243	216,422
4.50%, 05/15/58 (Call 11/15/57)	220	191,477
4.63%, 12/01/54 (Call 06/01/54)	243	216,876
5.20%, 03/01/33 (Call 12/01/32)(a)	185	190,352
5.50%, 03/15/34 (Call 12/15/33)	230	240,539
5.90%, 11/15/53 (Call 05/15/53)	260	283,282
6.15%, 11/15/52 (Call 05/15/52)	245	275,000
Series 07-A, 6.30%, 08/15/37	162	177,728
Series 08-B, 6.75%, 04/01/38	131	149,573
Series 09-C, 5.50%, 12/01/39	221	224,097
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	205	164,749
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	378	352,283
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	329	271,721
Series A, 4.13%, 05/15/49 (Call 11/15/48)	263	217,790
Series C, 3.00%, 12/01/60 (Call 06/01/60)(a)	145	92,271
Series C, 4.30%, 12/01/56 (Call 06/01/56)	210	176,292
Series D, 4.00%, 12/01/28 (Call 09/01/28)	205	199,896
Series E, 4.65%, 12/01/48 (Call 06/01/48)	182	163,117
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	103	60,258
3.10%, 08/15/50 (Call 02/15/50)	235	168,806
3.50%, 08/01/51 (Call 02/01/51)(a)	257	198,803
4.05%, 05/15/48 (Call 11/15/47)(a)	175	150,016
4.35%, 04/15/49 (Call 10/15/48)	193	171,479
4.60%, 05/30/29 (Call 03/30/29)(a)	80	80,173
4.63%, 05/15/33 (Call 11/15/32)	320	316,792
4.90%, 02/15/29 (Call 12/15/28)(a)	135	137,110
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	129	121,730
6.05%, 01/15/38	190	205,210
6.25%, 10/15/53 (Call 04/15/53)	120	136,336
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	233	204,317
2.95%, 03/01/50 (Call 09/01/49)	212	146,116
3.70%, 03/15/45 (Call 09/15/44)	176	141,730
3.95%, 03/01/49 (Call 09/01/48)	205	168,975
	Par
Security	(000)	Value

Electric (continued)
5.20%, 04/01/33 (Call 01/01/33)(a)	$245	$252,173
5.40%, 04/01/53 (Call 10/01/52)	220	225,676
Series A, 1.90%, 04/01/28 (Call 02/01/28)	228	206,998
Series A, 3.00%, 03/01/32 (Call 12/01/31)	195	172,011
Series A, 4.05%, 05/15/48 (Call 11/15/47)	240	201,318
Series C, 2.63%, 03/01/31 (Call 12/01/30)	229	200,550
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	240	212,414
2.55%, 04/15/31 (Call 01/15/31)	169	146,247
2.85%, 03/15/32 (Call 12/15/31)	135	117,046
2.95%, 12/01/26 (Call 09/01/26)	250	240,925
3.20%, 08/15/49 (Call 02/15/49)	270	192,231
3.55%, 03/15/52 (Call 09/15/51)	300	224,576
3.70%, 12/01/47 (Call 06/01/47)	215	166,482
3.75%, 06/01/45 (Call 12/01/44)	197	156,153
3.88%, 03/15/46 (Call 09/15/45)	180	144,499
3.95%, 11/15/28 (Call 08/15/28)	190	186,253
3.95%, 03/15/48 (Call 09/15/47)	247	198,806
4.00%, 09/30/42 (Call 03/30/42)	225	189,821
4.25%, 12/15/41 (Call 06/15/41)	221	193,717
4.85%, 01/15/34 (Call 10/15/33)	125	124,240
4.95%, 01/15/33 (Call 10/15/32)	405	408,082
5.30%, 02/15/40	256	257,916
5.35%, 01/15/53 (Call 07/15/52)(a)	215	215,930
5.40%, 01/15/54 (Call 07/15/53)(a)	212	214,349
6.00%, 01/15/38	147	158,088
6.05%, 04/15/38	250	268,792
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)(a)	235	196,090
2.40%, 12/15/31 (Call 09/15/31)	385	323,096
2.50%, 12/01/29 (Call 09/01/29)	275	244,671
3.00%, 12/15/51 (Call 06/15/51)	255	170,487
3.20%, 01/15/27 (Call 10/15/26)	247	238,423
3.40%, 10/01/46 (Call 04/01/46)	230	170,618
3.80%, 07/15/28 (Call 04/15/28)	195	189,624
5.88%, 11/15/33 (Call 08/15/33)	175	187,387
5.95%, 11/15/52 (Call 05/15/52)	100	108,411
6.20%, 11/15/53 (Call 05/15/53)	285	318,919
6.35%, 09/15/37	100	110,431
6.40%, 06/15/38	285	317,008
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	285	181,656
3.75%, 05/15/46 (Call 11/15/45)	220	172,813
5.40%, 04/01/53 (Call 10/01/52)	175	174,561
6.35%, 08/15/38	196	216,283
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	250	176,804
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	175	143,785
2.50%, 08/15/50 (Call 02/15/50)	218	133,923
3.25%, 08/15/25 (Call 05/15/25)(a)	205	200,620
3.40%, 04/01/32 (Call 01/01/32)	235	211,646
3.45%, 03/15/29 (Call 12/15/28)	295	280,169
3.60%, 09/15/47 (Call 03/15/47)	145	110,688
3.70%, 09/01/28 (Call 06/01/28)	199	192,335
4.10%, 05/15/42 (Call 11/15/41)	190	161,430
4.10%, 03/15/43 (Call 09/15/42)	186	157,742
4.15%, 12/01/44 (Call 06/01/44)	185	156,532
4.20%, 08/15/45 (Call 02/15/45)	240	203,676
5.25%, 03/15/33 (Call 12/15/32)	125	127,873
5.35%, 03/15/53 (Call 09/15/52)	180	179,990

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)(a)	$322	$200,548
3.50%, 04/01/26 (Call 01/01/26)	385	375,670
4.20%, 04/01/49 (Call 10/01/48)	115	97,291
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	160	132,457
2.90%, 03/15/51 (Call 09/15/50)	270	177,017
3.10%, 06/15/41 (Call 12/15/40)(a)	105	79,079
4.00%, 03/15/33 (Call 12/15/32)	222	206,343
4.20%, 09/01/48 (Call 03/01/48)	313	260,596
4.20%, 04/01/50 (Call 10/01/49)	213	177,342
4.75%, 09/15/52 (Call 03/15/52)	210	189,854
Entergy Texas Inc., 1.75%, 03/15/31
(Call 12/15/30)	255	207,824
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	180	131,042
4.13%, 03/01/42 (Call 09/01/41)	191	162,814
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)(a)	435	370,532
2.85%, 04/01/25 (Call 03/01/25)	538	526,219
2.88%, 12/04/51 (Call 06/04/51)	390	263,916
3.13%, 12/01/25 (Call 06/01/25)	296	288,523
3.15%, 10/01/49 (Call 04/01/49)	304	218,685
3.70%, 12/01/47 (Call 06/01/47)	345	274,473
3.95%, 03/01/48 (Call 09/01/47)	433	362,806
3.99%, 03/01/49 (Call 09/01/48)	230	192,589
4.05%, 06/01/42 (Call 12/01/41)	238	207,972
4.05%, 10/01/44 (Call 04/01/44)	205	177,396
4.13%, 02/01/42 (Call 08/01/41)	262	232,903
4.13%, 06/01/48 (Call 12/01/47)	187	159,766
4.40%, 05/15/28 (Call 03/15/28)	175	175,426
4.45%, 05/15/26 (Call 04/15/26)	95	95,027
4.63%, 05/15/30 (Call 03/15/30)	190	191,145
4.80%, 05/15/33 (Call 02/15/33)	125	125,470
5.05%, 04/01/28 (Call 03/01/28)	340	347,741
5.10%, 04/01/33 (Call 01/01/33)(a)	320	328,409
5.30%, 04/01/53 (Call 10/01/52)(a)	325	331,992
5.69%, 03/01/40	215	228,326
5.95%, 02/01/38	195	213,400
5.96%, 04/01/39	125	138,111
Indiana Michigan Power Co., 5.63%, 04/01/53
(Call 10/01/52)	200	206,058
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42(a)	100	93,608
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	220	157,176
4.38%, 10/01/45 (Call 04/01/45)	182	157,077
5.13%, 11/01/40 (Call 05/01/40)	279	270,414
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	200	126,967
3.15%, 04/15/50 (Call 10/15/49)	255	180,493
3.65%, 04/15/29 (Call 01/15/29)(a)	288	275,909
3.65%, 08/01/48 (Call 02/01/48)	268	210,034
4.25%, 07/15/49 (Call 01/15/49)	357	308,287
5.30%, 02/01/55 (Call 08/01/54)	55	55,737
5.85%, 09/15/54 (Call 03/15/54)	145	158,475
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	173	158,554
1.88%, 02/07/25	805	779,445
2.40%, 03/15/30 (Call 12/15/29)	143	124,824
2.75%, 04/15/32 (Call 01/15/32)	180	153,754
	Par
Security	(000)	Value

Electric (continued)
3.40%, 02/07/28 (Call 11/07/27)	$381	$365,460
4.02%, 11/01/32 (Call 05/01/32)(a)	153	143,315
4.30%, 03/15/49 (Call 09/15/48)	197	169,174
4.45%, 03/13/26 (Call 02/13/26)	115	114,450
4.80%, 02/05/27 (Call 01/05/27)	150	150,601
4.80%, 03/15/28 (Call 02/15/28)	180	182,172
4.85%, 02/07/29 (Call 01/07/29)	150	151,238
5.45%, 10/30/25	225	227,353
5.80%, 01/15/33 (Call 07/15/32)	240	253,394
Nevada Power Co.
6.00%, 03/15/54 (Call 09/15/53)	185	198,991
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	315	300,526
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	245	156,637
2.90%, 03/01/50 (Call 09/01/49)	213	145,791
3.40%, 08/15/42 (Call 02/15/42)	89	69,948
3.60%, 09/15/47 (Call 03/15/47)	33	25,765
4.50%, 06/01/52 (Call 12/01/51)	210	189,590
5.10%, 05/15/53 (Call 11/15/52)	370	366,330
NSTAR Electric Co., 3.20%, 05/15/27
(Call 02/15/27)	390	376,100
Ohio Power Co., Series R, 2.90%, 10/01/51
(Call 04/01/51)	230	151,093
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	239	214,152
3.10%, 09/15/49 (Call 03/15/49)	234	166,705
3.70%, 11/15/28 (Call 08/15/28)	275	266,622
3.75%, 04/01/45 (Call 10/01/44)	253	206,745
4.30%, 05/15/28 (Call 04/15/28)	20	19,732
4.55%, 09/15/32 (Call 06/15/32)	235	230,952
5.65%, 11/15/33 (Call 08/15/33)	195	206,692
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	360	228,428
3.30%, 03/15/51 (Call 09/15/50)	195	132,457
4.13%, 01/15/49 (Call 07/15/48)	232	185,231
4.15%, 02/15/50 (Call 08/15/49)	224	178,510
5.10%, 02/15/29 (Call 01/15/29)	175	177,088
5.30%, 02/15/31 (Call 12/15/30)	175	177,567
5.35%, 12/01/53 (Call 06/01/53)	400	377,985
5.45%, 02/15/34 (Call 11/15/33)	185	187,453
5.50%, 05/15/54 (Call 11/15/53)(a)	415	401,492
5.75%, 04/01/37	242	248,252
5.80%, 01/15/55 (Call 07/15/54)(a)	360	361,339
6.00%, 01/15/39	225	235,604
6.25%, 10/15/37	215	230,376
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	182	150,713
4.90%, 06/15/33 (Call 03/15/33)	198	199,670
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	215	188,652
6.50%, 11/15/37	170	193,010
PPL Electric Utilities Corp.
4.85%, 02/15/34 (Call 11/15/33)	125	125,404
5.00%, 05/15/33 (Call 02/15/33)	230	233,939
5.25%, 05/15/53 (Call 11/15/52)	295	297,243
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	250	204,693
3.60%, 09/15/42 (Call 03/15/42)	209	164,679
5.25%, 04/01/53 (Call 10/01/52)	330	323,959
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	260	181,458

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	$255	$226,575
3.80%, 03/01/46 (Call 09/01/45)	213	175,033
4.65%, 03/15/33 (Call 12/15/32)	125	123,952
Public Service Electric and Gas Co., 5.20%,
08/01/33 (Call 05/01/33)	60	62,202
Puget Sound Energy Inc., 4.22%, 06/15/48
(Call 12/15/47)	210	174,320
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	302	288,500
3.70%, 03/15/52 (Call 09/15/51)	180	138,113
4.50%, 08/15/40	185	168,358
4.95%, 08/15/28 (Call 07/15/28)(a)	180	182,581
5.35%, 04/01/53 (Call 10/01/52)	310	310,113
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	456	376,877
Series WWW, 2.95%, 08/15/51
(Call 02/15/51)(a)	295	205,926
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	195	172,602
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	175	150,109
2.75%, 02/01/32 (Call 11/01/31)	185	158,766
2.85%, 08/01/29 (Call 05/01/29)	132	120,188
3.45%, 02/01/52 (Call 08/01/51)	295	212,384
3.65%, 02/01/50 (Call 08/01/49)	357	271,661
4.00%, 04/01/47 (Call 10/01/46)	759	614,775
4.50%, 09/01/40 (Call 03/01/40)	175	156,814
4.65%, 10/01/43 (Call 04/01/43)	319	288,975
4.88%, 02/01/27 (Call 01/01/27)	175	175,412
5.20%, 06/01/34 (Call 03/01/34)	175	176,521
5.30%, 03/01/28 (Call 02/01/28)	85	87,131
5.50%, 03/15/40	174	175,254
5.65%, 10/01/28 (Call 09/01/28)	40	41,613
5.85%, 11/01/27 (Call 10/01/27)	335	348,446
5.88%, 12/01/53 (Call 06/01/53)	270	283,148
5.95%, 11/01/32 (Call 08/01/32)(a)	230	245,002
6.00%, 01/15/34(a)	240	257,424
6.05%, 03/15/39	156	166,189
Series 08-A, 5.95%, 02/01/38	230	242,123
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	270	179,300
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	159	155,538
Series B, 4.88%, 03/01/49 (Call 09/01/48)	225	206,349
Series C, 4.13%, 03/01/48 (Call 09/01/47)(a)	507	417,538
Series D, 4.70%, 06/01/27 (Call 05/01/27)	210	210,701
Series E, 3.70%, 08/01/25 (Call 06/01/25)	367	360,253
Southwestern Public Service Co., Series 8, 3.15%,
05/01/50 (Call 11/01/49)(a)	230	155,465
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	170	139,800
2.63%, 03/15/51 (Call 09/15/50)	250	156,418
3.90%, 04/01/52 (Call 10/01/51)(a)	190	152,768
5.45%, 03/15/53 (Call 09/15/52)	210	212,530
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	218	182,494
2.40%, 03/30/32 (Call 12/30/31)	265	221,713
2.45%, 12/15/50 (Call 06/15/50)	378	227,153
2.95%, 11/15/51 (Call 05/15/51)(a)	160	107,320
3.30%, 12/01/49 (Call 06/01/49)	192	138,446
4.00%, 01/15/43 (Call 07/15/42)	210	177,795
4.45%, 02/15/44 (Call 08/15/43)	206	181,978
4.60%, 12/01/48 (Call 06/01/48)(a)	139	123,373
5.00%, 04/01/33 (Call 01/01/33)	290	290,840
	Par
Security	(000)	Value

Electric (continued)
5.45%, 04/01/53 (Call 10/01/52)	$325	$329,535
8.88%, 11/15/38	301	410,799
Series A, 2.88%, 07/15/29 (Call 04/15/29)	315	290,099
Series A, 3.15%, 01/15/26 (Call 10/15/25)	295	286,343
Series A, 3.50%, 03/15/27 (Call 12/15/26)	238	229,987
Series A, 3.80%, 04/01/28 (Call 01/01/28)	240	232,985
Series A, 6.00%, 05/15/37	107	113,929
Series B, 3.75%, 05/15/27 (Call 04/15/27)	290	282,828
Series B, 3.80%, 09/15/47 (Call 03/15/47)	270	211,665
Series B, 6.00%, 01/15/36	190	204,105
Series C, 4.00%, 11/15/46 (Call 05/15/46)	240	197,052
Series C, 4.63%, 05/15/52 (Call 11/15/51)	253	225,215
Series D, 4.65%, 08/15/43 (Call 02/15/43)	230	209,553
Virginia Electric and Power Co.
5.00%, 01/15/34 (Call 10/15/33)	125	124,536
5.35%, 01/15/54 (Call 07/15/53)	125	124,571
5.70%, 08/15/53 (Call 02/15/53)(a)	255	266,661
Wisconsin Electric Power Co., 4.75%, 09/30/32
(Call 06/30/32)	130	130,555
		68,200,592
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	327	297,507
1.80%, 10/15/27 (Call 08/15/27)	167	152,460
1.95%, 10/15/30 (Call 07/15/30)(a)	170	145,883
2.00%, 12/21/28 (Call 10/21/28)	285	255,118
2.20%, 12/21/31 (Call 09/21/31)	480	407,387
2.75%, 10/15/50 (Call 04/15/50)	172	114,034
2.80%, 12/21/51 (Call 06/21/51)(a)	333	222,263
3.15%, 06/01/25 (Call 03/01/25)	135	132,337
		1,726,989
Electronics — 0.4%
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	350	317,447
1.35%, 06/01/25 (Call 05/01/25)	353	337,949
1.75%, 09/01/31 (Call 06/01/31)	585	481,443
1.95%, 06/01/30 (Call 03/01/30)	431	371,247
2.50%, 11/01/26 (Call 08/01/26)(a)	819	781,032
2.70%, 08/15/29 (Call 05/15/29)(a)	385	352,483
2.80%, 06/01/50 (Call 12/01/49)	189	139,299
4.25%, 01/15/29 (Call 12/15/28)	100	99,430
4.50%, 01/15/34 (Call 10/15/33)(a)	420	415,425
4.95%, 02/15/28 (Call 01/15/28)	178	182,443
5.00%, 02/15/33 (Call 11/15/32)(a)	468	481,957
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	250	216,081
4.50%, 02/13/26	75	74,741
		4,250,977
Environmental Control — 0.2%
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	65	60,585
1.15%, 03/15/28 (Call 01/15/28)	30	26,297
1.50%, 03/15/31 (Call 12/15/30)	65	52,593
3.15%, 11/15/27 (Call 08/15/27)	5	4,781
4.15%, 04/15/32 (Call 01/15/32)(a)	430	414,224
4.15%, 07/15/49 (Call 01/15/49)	95	83,500
4.63%, 02/15/30 (Call 12/15/29)	470	471,255
4.63%, 02/15/33 (Call 11/15/32)	420	416,348
4.88%, 02/15/29 (Call 01/15/29)	120	122,115

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Environmental Control (continued)
4.88%, 02/15/34 (Call 11/15/33)	$545	$549,227
		2,200,925
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34
(Call 10/05/33)	210	225,244
Food — 0.1%
Hershey Co. (The), 2.30%, 08/15/26
(Call 05/15/26)(a)	365	346,821
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	395	352,803
1.80%, 06/11/30 (Call 03/11/30)	416	351,551
3.05%, 06/03/51 (Call 12/03/50)	230	159,087
		1,210,262
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	246	283,087
Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	327	264,934
2.63%, 09/15/29 (Call 06/15/29)	140	127,384
2.85%, 02/15/52 (Call 08/15/51)(a)	230	152,878
3.00%, 06/15/27 (Call 03/15/27)	372	354,229
3.38%, 09/15/49 (Call 03/15/49)	188	140,048
4.13%, 10/15/44 (Call 04/15/44)	129	113,479
4.15%, 01/15/43 (Call 07/15/42)(a)	250	222,412
4.30%, 10/01/48 (Call 04/01/48)	210	185,513
5.75%, 10/15/52 (Call 04/15/52)(a)	150	162,225
6.20%, 11/15/53 (Call 05/15/53)(a)	140	160,234
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	340	283,728
4.40%, 07/01/32 (Call 04/01/32)	375	361,598
5.25%, 03/01/28 (Call 02/01/28)	320	327,380
5.40%, 03/01/33 (Call 12/01/32)	55	56,831
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)(a)	10	9,172
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	340	323,293
5.20%, 06/01/33 (Call 03/01/33)	200	204,755
5.75%, 06/01/53 (Call 12/01/52)	145	150,932
6.35%, 11/15/52 (Call 05/15/52)	205	231,893
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	354	338,319
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	167	140,426
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	319	280,899
		4,592,562
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	183	131,977
Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	359	319,817
1.40%, 06/30/30 (Call 03/30/30)(a)	348	293,568
2.95%, 03/15/25 (Call 12/15/24)(a)	428	420,034
3.75%, 11/30/26 (Call 08/30/26)	742	731,396
4.75%, 11/30/36 (Call 05/30/36)	602	608,399
4.75%, 04/15/43 (Call 10/15/42)(a)	243	241,681
4.90%, 11/30/46 (Call 05/30/46)	1,136	1,135,833
5.30%, 05/27/40	252	266,476
6.00%, 04/01/39	195	224,687
6.15%, 11/30/37	215	244,495
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	380	248,027
	Par
Security	(000)	Value

Health Care - Products (continued)
2.80%, 12/10/51 (Call 06/10/51)(a)	$420	$282,519
3.35%, 09/15/25 (Call 06/15/25)	70	68,536
4.38%, 09/15/45 (Call 03/15/45)(a)	110	100,815
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	190	171,231
3.25%, 11/15/39 (Call 05/15/39)	375	308,203
3.40%, 11/15/49 (Call 05/15/49)	380	291,672
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	310	307,783
4.50%, 03/30/33 (Call 12/30/32)	370	366,594
Medtronic Inc.
4.38%, 03/15/35(a)	727	708,866
4.63%, 03/15/45(a)	627	600,212
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	410	365,047
2.00%, 10/15/31 (Call 07/15/31)(a)	530	443,039
2.60%, 10/01/29 (Call 07/01/29)	210	190,577
2.80%, 10/15/41 (Call 04/15/41)	401	300,408
4.10%, 08/15/47 (Call 02/15/47)	395	345,972
4.80%, 11/21/27 (Call 10/21/27)(a)	190	193,222
4.95%, 08/10/26 (Call 07/10/26)	270	273,311
4.95%, 11/21/32 (Call 08/21/32)	245	250,430
4.98%, 08/10/30 (Call 06/10/30)	215	219,778
5.00%, 12/05/26 (Call 11/05/26)	185	187,477
5.00%, 01/31/29 (Call 12/31/28)	365	373,346
5.09%, 08/10/33 (Call 05/10/33)	385	396,949
5.20%, 01/31/34 (Call 10/31/33)(a)	155	161,292
5.40%, 08/10/43 (Call 04/10/43)(a)	280	292,630
		11,934,322
Health Care - Services — 2.5%
Ascension Health
3.95%, 11/15/46(a)	287	244,044
Series B, 2.53%, 11/15/29 (Call 08/15/29)	277	249,748
Series B, 3.11%, 11/15/39 (Call 05/15/39)	310	244,293
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	40	29,375
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50 (Call 05/15/50)(a)	164	131,921
Baylor Scott & White Holdings, Series 2021,
2.84%, 11/15/50 (Call 11/15/49)	300	204,961
Children’s Hospital of Philadelphia (The), Series
2020, 2.70%, 07/01/50 (Call 01/01/50)	175	116,507
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	175	153,443
3.35%, 10/01/29 (Call 04/01/29)	200	185,043
3.82%, 10/01/49 (Call 04/01/49)(a)	267	208,714
3.91%, 10/01/50 (Call 04/01/50)	240	188,119
4.19%, 10/01/49 (Call 04/01/49)	400	330,219
6.07%, 11/01/27 (Call 08/01/27)	175	181,408
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 (Call 05/01/49)	200	144,674
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	195	162,566
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	180	128,208
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	165	110,071
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 (Call 01/15/52)	195	158,047
Johns Hopkins Health System Corp. (The), 3.84%,
05/15/46	151	126,634

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)(a)	$67	$64,183
4.15%, 05/01/47 (Call 11/01/46)	527	460,046
4.88%, 04/01/42	225	217,637
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	345	255,342
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	410	308,361
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	480	336,067
Mass General Brigham Inc., Series 2020, 3.34%,
07/01/60 (Call 01/01/60)	194	136,915
Mayo Clinic, Series 2021, 3.20%, 11/15/61
(Call 05/15/61)	165	115,026
Memorial Sloan-Kettering Cancer Center, Series
2015, 4.20%, 07/01/55	155	132,768
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50 (Call 06/01/50)	175	112,662
New York and Presbyterian Hospital (The)
4.02%, 08/01/45(a)	266	232,186
Series 2019, 3.95%, (Call 02/01/2119)	100	73,238
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)(a)	175	141,758
4.26%, 11/01/47 (Call 11/01/46)	298	248,589
Novant Health Inc., 3.17%, 11/01/51
(Call 05/01/51)	236	164,032
Providence St Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)(a)	50	50,586
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	146	128,332
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	160	95,844
SSM Health Care Corp., Series A, 3.82%, 06/01/27
(Call 03/01/27)	70	68,175
Stanford Health Care, Series 2018, 3.80%,
11/15/48 (Call 05/15/48)	165	133,815
Sutter Health
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	195	167,193
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)(a)	89	66,546
Toledo Hospital (The), 5.75%, 11/15/38
(Call 11/15/28)	176	176,094
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	230	224,967
1.15%, 05/15/26 (Call 04/15/26)(a)	255	236,625
1.25%, 01/15/26	256	240,022
2.00%, 05/15/30	485	416,877
2.30%, 05/15/31 (Call 02/15/31)	542	465,592
2.75%, 05/15/40 (Call 11/15/39)(a)	367	276,320
2.88%, 08/15/29	380	349,515
2.90%, 05/15/50 (Call 11/15/49)	490	340,170
2.95%, 10/15/27(a)	341	323,289
3.05%, 05/15/41 (Call 11/15/40)	505	392,695
3.10%, 03/15/26	546	530,285
3.13%, 05/15/60 (Call 11/15/59)	340	234,242
3.25%, 05/15/51 (Call 11/15/50)	762	559,020
3.38%, 04/15/27	150	145,155
3.45%, 01/15/27	106	103,212
3.50%, 08/15/39 (Call 02/15/39)	440	372,451
3.70%, 08/15/49 (Call 02/15/49)	467	372,583
3.75%, 07/15/25	573	565,459
3.75%, 10/15/47 (Call 04/15/47)	384	312,591
3.85%, 06/15/28	487	475,997
3.88%, 12/15/28	294	286,337
3.88%, 08/15/59 (Call 02/15/59)	405	323,996
3.95%, 10/15/42 (Call 04/15/42)	263	230,067
4.00%, 05/15/29 (Call 03/15/29)	415	405,489
	Par
Security	(000)	Value

Health Care - Services (continued)
4.20%, 05/15/32 (Call 02/15/32)	$550	$532,602
4.20%, 01/15/47 (Call 07/15/46)	322	282,664
4.25%, 01/15/29 (Call 12/15/28)	485	480,856
4.25%, 03/15/43 (Call 09/15/42)	320	290,263
4.25%, 04/15/47 (Call 10/15/46)	313	277,213
4.25%, 06/15/48 (Call 12/15/47)	510	449,608
4.38%, 03/15/42 (Call 09/15/41)	210	194,242
4.45%, 12/15/48 (Call 06/15/48)	403	364,793
4.50%, 04/15/33 (Call 01/15/33)	535	526,795
4.63%, 07/15/35	442	440,725
4.63%, 11/15/41 (Call 05/15/41)	259	246,828
4.75%, 07/15/45	765	739,410
4.75%, 05/15/52 (Call 11/15/51)	615	581,921
4.95%, 05/15/62 (Call 11/15/61)(a)	355	341,231
5.05%, 04/15/53 (Call 10/15/52)	710	703,111
5.15%, 10/15/25	220	222,094
5.20%, 04/15/63 (Call 10/15/62)	585	586,584
5.25%, 02/15/28 (Call 01/15/28)(a)	320	330,235
5.30%, 02/15/30 (Call 12/15/29)(a)	355	368,192
5.35%, 02/15/33 (Call 11/15/32)(a)	730	763,534
5.80%, 03/15/36	310	338,804
5.88%, 02/15/53 (Call 08/15/52)(a)	725	806,851
6.05%, 02/15/63 (Call 08/15/62)	480	545,357
6.50%, 06/15/37	187	216,495
6.63%, 11/15/37	219	256,666
6.88%, 02/15/38	465	557,850
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	60	60,416
		26,871,686
Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	275	245,257
2.00%, 11/02/31 (Call 08/02/31)	135	113,411
2.88%, 02/07/50 (Call 08/07/49)(a)	146	101,999
3.10%, 03/26/30 (Call 12/26/29)	270	250,208
3.20%, 04/25/29 (Call 01/25/29)	265	250,389
3.20%, 07/30/46 (Call 01/30/46)(a)	169	127,362
3.95%, 11/01/28 (Call 08/01/28)	235	231,793
6.63%, 08/01/37	261	309,623
		1,630,042
Insurance — 2.6%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	383	360,363
4.75%, 01/15/49 (Call 07/15/48)	178	167,891
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	115	85,573
3.63%, 05/15/30 (Call 02/15/30)	160	152,775
AXA SA, 8.60%, 12/15/30	125	149,829
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	157	131,041
1.85%, 03/12/30 (Call 12/12/29)(a)	290	252,335
2.30%, 03/15/27 (Call 02/15/27)	320	302,608
2.50%, 01/15/51 (Call 07/15/50)	160	103,489
2.85%, 10/15/50 (Call 04/15/50)	415	284,972
2.88%, 03/15/32 (Call 12/15/31)	405	360,971
3.85%, 03/15/52 (Call 09/15/51)	940	775,412
4.20%, 08/15/48 (Call 02/15/48)(a)	941	849,507
4.25%, 01/15/49 (Call 07/15/48)	792	722,939
4.30%, 05/15/43	218	202,423
4.40%, 05/15/42	305	292,010
5.75%, 01/15/40	322	357,883

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	$1,073	$1,044,925
4.50%, 02/11/43	467	454,724
Chubb Corp. (The)
6.00%, 05/11/37	323	358,057
Series 1, 6.50%, 05/15/38	270	314,728
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	365	300,089
2.85%, 12/15/51 (Call 06/15/51)	125	87,612
3.05%, 12/15/61 (Call 06/15/61)	300	207,096
3.15%, 03/15/25	497	487,196
3.35%, 05/03/26 (Call 02/03/26)	530	514,903
4.35%, 11/03/45 (Call 05/03/45)	575	531,069
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	223	204,207
3.75%, 04/01/26 (Call 01/01/26)	290	283,177
4.13%, 05/15/43 (Call 11/15/42)	156	135,669
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	129	120,276
3.70%, 03/16/32 (Call 12/16/31)(a)	305	282,828
4.15%, 03/04/26	424	417,346
5.38%, 03/04/46	262	262,432
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	275	236,023
3.50%, 03/10/25 (Call 12/10/24)	300	295,247
3.75%, 03/14/26 (Call 12/14/25)	334	328,117
4.20%, 03/01/48 (Call 09/01/47)	245	211,193
4.35%, 01/30/47 (Call 07/30/46)	213	187,440
4.38%, 03/15/29 (Call 12/15/28)	734	728,388
4.75%, 03/15/39 (Call 09/15/38)	194	189,650
4.90%, 03/15/49 (Call 09/15/48)	493	471,763
5.40%, 09/15/33 (Call 06/15/33)	235	245,960
5.45%, 03/15/53 (Call 09/15/52)(a)	130	134,536
5.70%, 09/15/53 (Call 03/15/53)	280	300,512
5.75%, 11/01/32 (Call 08/01/32)	145	154,988
6.25%, 11/01/52 (Call 05/01/52)	180	204,834
MetLife Inc.
3.00%, 03/01/25(a)	370	362,401
3.60%, 11/13/25 (Call 08/13/25)	277	272,070
4.05%, 03/01/45	239	206,399
4.13%, 08/13/42	275	241,733
4.55%, 03/23/30 (Call 12/23/29)(a)	425	425,515
4.60%, 05/13/46 (Call 11/13/45)	295	277,357
4.88%, 11/13/43	355	345,446
5.00%, 07/15/52 (Call 01/15/52)	380	374,161
5.25%, 01/15/54 (Call 07/15/53)	350	355,985
5.38%, 07/15/33 (Call 04/15/33)	230	237,827
5.70%, 06/15/35	421	449,819
5.88%, 02/06/41	230	249,042
6.38%, 06/15/34	344	383,510
6.50%, 12/15/32(a)	261	292,013
PartnerRe Finance B LLC, 3.70%, 07/02/29
(Call 04/02/29)(a)	110	104,786
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	136	115,499
3.70%, 05/15/29 (Call 02/15/29)	305	288,430
6.05%, 10/15/36	125	134,343
Progressive Corp. (The)
2.45%, 01/15/27	111	104,618
2.50%, 03/15/27 (Call 02/15/27)(a)	175	164,681
3.00%, 03/15/32 (Call 12/15/31)	175	155,570
	Par
Security	(000)	Value

Insurance (continued)
3.20%, 03/26/30 (Call 12/26/29)	$214	$197,947
3.70%, 03/15/52 (Call 09/15/51)	225	180,320
3.95%, 03/26/50 (Call 09/26/49)	98	81,514
4.00%, 03/01/29 (Call 12/01/28)	260	255,076
4.13%, 04/15/47 (Call 10/15/46)	293	257,765
4.20%, 03/15/48 (Call 09/15/47)(a)	240	212,242
4.95%, 06/15/33 (Call 03/15/33)	240	245,040
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	290	271,027
2.10%, 03/10/30 (Call 12/10/29)	160	139,782
3.00%, 03/10/40 (Call 09/10/39)	161	124,564
3.70%, 03/13/51 (Call 09/13/50)	517	406,936
3.91%, 12/07/47 (Call 06/07/47)	293	240,164
3.94%, 12/07/49 (Call 06/07/49)	383	311,807
4.35%, 02/25/50 (Call 08/25/49)	368	323,054
4.60%, 05/15/44	288	265,395
5.70%, 12/14/36	365	391,393
Prudential Funding Asia PLC, 3.13%, 04/14/30	310	281,543
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33
(Call 03/05/33)	280	284,000
Travelers Cos. Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	205	132,235
3.05%, 06/08/51 (Call 12/08/50)	300	215,173
3.75%, 05/15/46 (Call 11/15/45)	143	118,071
4.00%, 05/30/47 (Call 11/30/46)	260	224,095
4.05%, 03/07/48 (Call 09/07/47)	159	136,813
4.10%, 03/04/49 (Call 09/04/48)	195	169,343
4.60%, 08/01/43	135	129,122
5.35%, 11/01/40	280	292,549
5.45%, 05/25/53 (Call 11/25/52)(a)	265	281,875
6.25%, 06/15/37	309	349,909
Travelers Property Casualty Corp., 6.38%,
03/15/33	218	246,200
		27,553,165
Internet — 3.2%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	380	317,611
2.70%, 02/09/41 (Call 08/09/40)	330	227,947
3.15%, 02/09/51 (Call 08/09/50)	450	294,376
3.25%, 02/09/61 (Call 08/09/60)	360	228,160
3.40%, 12/06/27 (Call 09/06/27)(a)	830	789,313
4.00%, 12/06/37 (Call 06/06/37)	335	292,001
4.20%, 12/06/47 (Call 06/06/47)	710	573,814
4.40%, 12/06/57 (Call 06/06/57)	360	291,088
4.50%, 11/28/34 (Call 05/28/34)	270	255,766
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	455	428,496
0.80%, 08/15/27 (Call 06/15/27)(a)	520	464,341
1.10%, 08/15/30 (Call 05/15/30)	847	699,977
1.90%, 08/15/40 (Call 02/15/40)	404	276,436
2.00%, 08/15/26 (Call 05/15/26)	857	811,098
2.05%, 08/15/50 (Call 02/15/50)	892	540,629
2.25%, 08/15/60 (Call 02/15/60)(a)	745	441,964
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	562	534,760
1.00%, 05/12/26 (Call 04/12/26)	1,115	1,032,150
1.20%, 06/03/27 (Call 04/03/27)	382	345,012
1.50%, 06/03/30 (Call 03/03/30)	886	748,343
1.65%, 05/12/28 (Call 03/12/28)	892	802,572
2.10%, 05/12/31 (Call 02/12/31)	1,167	998,563
2.50%, 06/03/50 (Call 12/03/49)	876	568,445

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
2.70%, 06/03/60 (Call 12/03/59)	$711	$453,727
2.88%, 05/12/41 (Call 11/12/40)	752	582,404
3.00%, 04/13/25	755	740,171
3.10%, 05/12/51 (Call 11/12/50)(a)	1,175	856,380
3.15%, 08/22/27 (Call 05/22/27)	1,332	1,280,264
3.25%, 05/12/61 (Call 11/12/60)	620	444,163
3.30%, 04/13/27 (Call 03/13/27)	845	819,444
3.45%, 04/13/29 (Call 02/13/29)	700	674,393
3.60%, 04/13/32 (Call 01/13/32)	925	871,299
3.88%, 08/22/37 (Call 02/22/37)	984	907,895
3.95%, 04/13/52 (Call 10/13/51)	885	758,346
4.05%, 08/22/47 (Call 02/22/47)	1,287	1,144,255
4.10%, 04/13/62 (Call 10/13/61)	460	394,579
4.25%, 08/22/57 (Call 02/22/57)	822	730,922
4.55%, 12/01/27 (Call 11/01/27)	560	564,714
4.60%, 12/01/25	340	340,782
4.65%, 12/01/29 (Call 10/01/29)	330	336,307
4.70%, 12/01/32 (Call 09/01/32)	425	432,409
4.80%, 12/05/34 (Call 06/05/34)	494	505,440
4.95%, 12/05/44 (Call 06/05/44)(a)	549	561,701
5.20%, 12/03/25 (Call 09/03/25)	496	501,768
Baidu Inc.
1.72%, 04/09/26 (Call 03/09/26)(a)	220	205,032
2.38%, 08/23/31 (Call 05/23/31)	20	16,637
3.08%, 04/07/25 (Call 03/07/25)(a)	200	194,974
3.63%, 07/06/27	215	206,712
4.13%, 06/30/25	90	88,579
4.38%, 03/29/28 (Call 12/29/27)	35	34,422
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	260	250,922
3.60%, 06/01/26 (Call 03/01/26)(a)	402	392,729
3.65%, 03/15/25 (Call 12/15/24)	257	252,871
4.63%, 04/13/30 (Call 01/13/30)	618	619,439
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	885	859,090
3.85%, 08/15/32 (Call 05/15/32)(a)	930	879,568
4.45%, 08/15/52 (Call 02/15/52)	1,110	996,859
4.60%, 05/15/28 (Call 04/15/28)(a)	645	651,452
4.65%, 08/15/62 (Call 02/15/62)	425	388,914
4.80%, 05/15/30 (Call 03/15/30)	390	396,829
4.95%, 05/15/33 (Call 02/15/33)	545	557,531
5.60%, 05/15/53 (Call 11/15/52)	1,095	1,166,920
5.75%, 05/15/63 (Call 11/15/62)	600	648,763
Tencent Music Entertainment Group, 2.00%,
09/03/30 (Call 06/03/30)	160	131,527
		34,803,995
Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	40	38,468
2.70%, 06/01/30 (Call 03/01/30)(a)	170	153,325
3.13%, 04/01/32 (Call 01/01/32)	270	240,644
3.85%, 04/01/52 (Call 10/01/51)	190	154,288
3.95%, 05/23/25	115	113,404
3.95%, 05/01/28 (Call 02/01/28)(a)	175	171,288
4.30%, 05/23/27 (Call 04/23/27)	145	143,718
6.40%, 12/01/37(a)	115	129,488
		1,144,623
Machinery — 1.4%
ABB Finance USA Inc., 4.38%, 05/08/42(a)	190	172,693
	Par
Security	(000)	Value

Machinery (continued)
Caterpillar Financial Services Corp.
0.80%, 11/13/25	$175	$163,815
0.90%, 03/02/26	490	455,017
1.10%, 09/14/27(a)	324	289,083
1.15%, 09/14/26	270	248,401
1.45%, 05/15/25	182	174,339
1.70%, 01/08/27	105	97,570
3.40%, 05/13/25	275	270,439
3.60%, 08/12/27	170	166,033
3.65%, 08/12/25	438	431,642
4.35%, 05/15/26	445	443,633
4.50%, 01/08/27(a)	125	125,582
4.80%, 01/06/26	170	170,806
5.15%, 08/11/25	140	141,007
5.40%, 03/10/25	35	35,265
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	145	124,138
2.60%, 09/19/29 (Call 06/19/29)(a)	206	188,888
2.60%, 04/09/30 (Call 01/09/30)	276	249,964
3.25%, 09/19/49 (Call 03/19/49)	385	291,973
3.25%, 04/09/50 (Call 10/09/49)(a)	324	249,739
3.80%, 08/15/42(a)	692	598,680
4.30%, 05/15/44 (Call 11/15/43)	154	144,505
4.75%, 05/15/64 (Call 11/15/63)	202	189,161
5.20%, 05/27/41	319	333,483
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	322	314,475
2.88%, 09/07/49 (Call 03/07/49)	180	130,106
3.10%, 04/15/30 (Call 01/15/30)	358	330,897
3.75%, 04/15/50 (Call 10/15/49)(a)	324	276,529
3.90%, 06/09/42 (Call 12/09/41)	406	358,816
5.38%, 10/16/29	116	122,097
John Deere Capital Corp.
0.70%, 01/15/26	375	348,914
1.05%, 06/17/26	355	327,703
1.45%, 01/15/31	295	241,802
1.50%, 03/06/28	235	209,301
1.70%, 01/11/27	275	254,658
1.75%, 03/09/27	280	258,095
2.00%, 06/17/31	210	176,917
2.35%, 03/08/27(a)	75	70,522
2.45%, 01/09/30	240	214,855
2.65%, 06/10/26	285	273,319
2.80%, 09/08/27	243	230,177
2.80%, 07/18/29	245	225,845
3.35%, 04/18/29	173	164,844
3.40%, 06/06/25	520	511,488
3.45%, 03/13/25	117	115,404
3.45%, 03/07/29(a)	276	263,734
3.90%, 06/07/32	135	128,351
4.05%, 09/08/25	230	228,045
4.15%, 09/15/27	420	416,977
4.35%, 09/15/32(a)	295	291,080
4.50%, 01/08/27	175	175,338
4.50%, 01/16/29	175	175,309
4.70%, 06/10/30	215	217,415
4.75%, 06/08/26	160	161,049
4.75%, 01/20/28(a)	270	273,623
4.80%, 01/09/26(a)	360	362,143
4.90%, 03/03/28	40	40,673
4.95%, 06/06/25	240	240,842

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
4.95%, 07/14/28	$305	$311,677
5.05%, 03/03/26	135	136,491
5.15%, 03/03/25(a)	85	85,444
Rockwell Automation Inc., 4.20%, 03/01/49
(Call 09/01/48)	190	166,460
		14,587,271
Machinery - Diversified — 0.0%
John Deere Capital Corp.
5.15%, 09/08/26	80	81,424
5.15%, 09/08/33	155	161,062
		242,486
Manufacturing — 0.4%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	500	438,385
2.88%, 10/15/27 (Call 07/15/27)	500	470,014
3.38%, 03/01/29 (Call 12/01/28)	500	466,442
3.63%, 10/15/47 (Call 04/15/47)	500	375,702
5.70%, 03/15/37	500	534,769
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	35	33,472
4.00%, 11/02/32	270	258,815
4.15%, 03/15/33 (Call 12/15/32)	555	534,674
4.15%, 11/02/42	20	17,992
4.35%, 05/18/28 (Call 04/18/28)	40	39,835
4.70%, 08/23/52 (Call 02/23/52)(a)	390	373,281
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	475	453,829
3.90%, 09/01/42 (Call 03/01/42)	305	269,425
4.88%, 09/15/41 (Call 03/15/41)	240	239,127
		4,505,762
Media — 3.4%
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	630	512,385
1.95%, 01/15/31 (Call 10/15/30)	505	422,859
2.35%, 01/15/27 (Call 10/15/26)	559	526,283
2.45%, 08/15/52 (Call 02/15/52)	576	346,438
2.65%, 02/01/30 (Call 11/01/29)	640	575,620
2.65%, 08/15/62 (Call 02/15/62)	505	296,283
2.80%, 01/15/51 (Call 07/15/50)	636	414,782
2.89%, 11/01/51 (Call 05/01/51)	1,780	1,177,409
2.94%, 11/01/56 (Call 05/01/56)	1,998	1,290,753
2.99%, 11/01/63 (Call 05/01/63)	1,442	910,642
3.15%, 03/01/26 (Call 12/01/25)(a)	879	854,982
3.15%, 02/15/28 (Call 11/15/27)	655	622,267
3.20%, 07/15/36 (Call 01/15/36)	258	216,915
3.25%, 11/01/39 (Call 05/01/39)	440	353,462
3.30%, 02/01/27 (Call 11/01/26)	527	508,729
3.30%, 04/01/27 (Call 02/01/27)	374	360,479
3.38%, 08/15/25 (Call 05/15/25)	610	598,051
3.40%, 04/01/30 (Call 01/01/30)	609	566,947
3.40%, 07/15/46 (Call 01/15/46)	482	369,820
3.45%, 02/01/50 (Call 08/01/49)	668	502,273
3.55%, 05/01/28 (Call 02/01/28)	400	385,103
3.75%, 04/01/40 (Call 10/01/39)	579	494,109
3.90%, 03/01/38 (Call 09/01/37)	446	396,053
3.95%, 10/15/25 (Call 08/15/25)	1,118	1,104,120
3.97%, 11/01/47 (Call 05/01/47)	672	556,073
4.00%, 08/15/47 (Call 02/15/47)	301	251,369
4.00%, 03/01/48 (Call 09/01/47)	379	313,867
4.00%, 11/01/49 (Call 05/01/49)	715	587,076
	Par
Security	(000)	Value

Media (continued)
4.05%, 11/01/52 (Call 05/01/52)	$383	$315,802
4.15%, 10/15/28 (Call 07/15/28)	1,478	1,455,952
4.20%, 08/15/34 (Call 02/15/34)	383	364,772
4.25%, 10/15/30 (Call 07/15/30)	609	596,166
4.25%, 01/15/33	675	648,080
4.40%, 08/15/35 (Call 02/25/35)	323	309,000
4.55%, 01/15/29 (Call 12/15/28)	325	325,503
4.60%, 10/15/38 (Call 04/15/38)	406	391,580
4.60%, 08/15/45 (Call 02/15/45)	302	278,711
4.65%, 02/15/33 (Call 11/15/32)(a)	355	353,650
4.65%, 07/15/42	234	219,013
4.70%, 10/15/48 (Call 04/15/48)(a)	708	665,656
4.80%, 05/15/33 (Call 02/15/33)(a)	420	421,407
4.95%, 10/15/58 (Call 04/15/58)(a)	408	392,904
5.25%, 11/07/25	210	212,341
5.35%, 11/15/27 (Call 10/15/27)	335	344,782
5.35%, 05/15/53 (Call 11/15/52)	510	518,695
5.50%, 11/15/32 (Call 08/15/32)	390	411,092
5.50%, 05/15/64 (Call 11/15/63)(a)	405	415,650
5.65%, 06/15/35	341	362,742
6.45%, 03/15/37	190	214,879
6.50%, 11/15/35	210	238,212
7.05%, 03/15/33	305	352,946
NBCUniversal Media LLC, 4.45%, 01/15/43	271	245,229
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	379	354,896
2.95%, 06/15/27	396	379,340
3.00%, 02/13/26	370	358,204
3.00%, 07/30/46	199	142,865
3.15%, 09/17/25	283	275,884
3.70%, 12/01/42	230	191,622
4.13%, 06/01/44	387	339,613
Series B, 7.00%, 03/01/32	180	208,405
Series E, 4.13%, 12/01/41	221	195,937
Walt Disney Co. (The)
1.75%, 01/13/26	551	521,685
2.00%, 09/01/29 (Call 06/01/29)	653	574,526
2.20%, 01/13/28(a)	420	388,229
2.65%, 01/13/31(a)	670	594,115
2.75%, 09/01/49 (Call 03/01/49)	752	500,506
3.35%, 03/24/25	501	492,357
3.50%, 05/13/40 (Call 11/13/39)	653	540,793
3.60%, 01/13/51 (Call 07/13/50)	1,021	798,395
3.70%, 10/15/25 (Call 07/15/25)	224	220,141
3.70%, 03/23/27	260	254,393
3.80%, 03/22/30(a)	404	389,467
3.80%, 05/13/60 (Call 11/13/59)	387	304,681
4.63%, 03/23/40 (Call 09/23/39)	322	309,224
4.70%, 03/23/50 (Call 09/23/49)(a)	651	617,432
4.75%, 09/15/44 (Call 03/15/44)	260	247,179
5.40%, 10/01/43	216	224,649
6.15%, 02/15/41	250	276,654
6.20%, 12/15/34	392	438,824
6.40%, 12/15/35	350	397,221
6.65%, 11/15/37	458	533,857
		36,641,007

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	$339	$332,430
3.90%, 01/15/43 (Call 07/15/42)	150	128,785
		461,215
Mining — 0.6%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	425	379,334
4.75%, 02/28/28 (Call 01/28/28)	445	448,758
4.88%, 02/27/26	250	251,336
4.90%, 02/28/33 (Call 11/28/32)	335	338,646
5.00%, 09/30/43	716	711,110
5.10%, 09/08/28 (Call 08/08/28)	330	337,736
5.25%, 09/08/26	490	499,233
5.25%, 09/08/30 (Call 07/08/30)	520	535,177
5.25%, 09/08/33 (Call 06/08/33)	595	610,798
5.50%, 09/08/53 (Call 03/08/53)	135	143,170
Rio Tinto Alcan Inc., 6.13%, 12/15/33	300	327,096
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	400	264,695
5.20%, 11/02/40	462	470,724
7.13%, 07/15/28	316	347,652
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	271	241,024
4.75%, 03/22/42 (Call 09/22/41)	165	158,464
5.00%, 03/09/33 (Call 12/09/32)	235	240,926
5.13%, 03/09/53 (Call 09/09/52)	390	392,793
		6,698,672
Oil & Gas — 3.7%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	390	327,579
2.72%, 01/12/32 (Call 10/12/31)	705	609,524
2.77%, 11/10/50 (Call 05/10/50)	640	422,304
2.94%, 06/04/51 (Call 12/04/50)(a)	777	530,582
3.00%, 02/24/50 (Call 08/24/49)	807	560,865
3.00%, 03/17/52 (Call 09/17/51)(a)	525	362,069
3.02%, 01/16/27 (Call 10/16/26)	354	339,590
3.06%, 06/17/41 (Call 12/17/40)	590	452,429
3.12%, 05/04/26 (Call 02/04/26)	370	357,959
3.38%, 02/08/61 (Call 08/08/60)	693	488,578
3.41%, 02/11/26 (Call 12/11/25)	368	359,201
3.54%, 04/06/27 (Call 02/06/27)	80	77,657
3.59%, 04/14/27 (Call 01/14/27)	226	219,487
3.63%, 04/06/30 (Call 01/06/30)(a)	427	405,819
3.80%, 09/21/25 (Call 07/21/25)	585	577,428
3.94%, 09/21/28 (Call 06/21/28)	340	331,704
4.23%, 11/06/28 (Call 08/06/28)(a)	563	556,834
4.70%, 04/10/29 (Call 01/10/29)	225	226,202
4.81%, 02/13/33 (Call 11/13/32)(a)	810	810,299
4.89%, 09/11/33 (Call 06/11/33)	505	506,556
4.99%, 04/10/34 (Call 01/10/34)	225	226,570
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	414	396,725
3.72%, 11/28/28 (Call 08/28/28)	414	399,720
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	480	461,771
2.00%, 05/11/27 (Call 03/11/27)(a)	328	304,816
2.24%, 05/11/30 (Call 02/11/30)	669	591,782
2.95%, 05/16/26 (Call 02/16/26)	466	451,226
3.08%, 05/11/50 (Call 11/11/49)(a)	422	308,039
3.33%, 11/17/25 (Call 08/17/25)	331	324,170
	Par
Security	(000)	Value

Oil & Gas (continued)
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	$156	$147,002
1.02%, 08/12/27 (Call 06/12/27)	298	265,479
2.34%, 08/12/50 (Call 02/12/50)(a)	357	221,931
3.85%, 01/15/28 (Call 10/15/27)	295	291,158
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	329	275,228
3.80%, 03/15/52 (Call 09/15/51)	473	374,974
4.03%, 03/15/62 (Call 09/15/61)	480	381,490
4.30%, 11/15/44 (Call 05/15/44)	288	255,727
5.05%, 09/15/33 (Call 06/15/33)(a)	410	417,173
5.30%, 05/15/53 (Call 11/15/52)	475	478,953
5.55%, 03/15/54 (Call 09/15/53)(a)	450	469,406
5.70%, 09/15/63 (Call 03/15/63)	200	210,753
5.90%, 10/15/32	121	132,341
6.50%, 02/01/39	580	674,052
6.95%, 04/15/29	225	249,617
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	140	137,306
3.90%, 04/01/35 (Call 10/01/34)	269	247,319
4.15%, 01/15/26 (Call 10/15/25)	431	427,364
4.38%, 04/15/30 (Call 01/15/30)(a)	377	373,601
4.95%, 04/15/50 (Call 10/15/49)	205	199,200
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	398	378,778
2.44%, 08/16/29 (Call 05/16/29)	549	497,839
2.61%, 10/15/30 (Call 07/15/30)	712	636,271
2.71%, 03/06/25 (Call 12/06/24)	340	332,480
2.99%, 03/19/25 (Call 02/19/25)	939	920,518
3.00%, 08/16/39 (Call 02/16/39)	252	201,969
3.04%, 03/01/26 (Call 12/01/25)	1,117	1,086,103
3.10%, 08/16/49 (Call 02/16/49)	530	382,979
3.29%, 03/19/27 (Call 01/19/27)	369	358,423
3.45%, 04/15/51 (Call 10/15/50)	1,008	775,032
3.48%, 03/19/30 (Call 12/19/29)	741	702,320
3.57%, 03/06/45 (Call 09/06/44)	330	267,919
4.11%, 03/01/46 (Call 09/01/45)	904	792,216
4.23%, 03/19/40 (Call 09/19/39)	738	679,673
4.33%, 03/19/50 (Call 09/19/49)(a)	964	861,358
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	607	543,061
2.50%, 09/12/26	419	399,315
2.75%, 04/06/30 (Call 01/06/30)(a)	707	641,006
2.88%, 05/10/26(a)	673	649,390
2.88%, 11/26/41 (Call 05/26/41)	205	153,530
3.00%, 11/26/51 (Call 05/26/51)	463	322,176
3.13%, 11/07/49 (Call 05/07/49)	472	339,393
3.25%, 05/11/25	1,036	1,017,802
3.25%, 04/06/50 (Call 10/06/49)(a)	798	586,318
3.63%, 08/21/42	218	182,390
3.75%, 09/12/46	438	359,062
3.88%, 11/13/28 (Call 08/23/28)	594	582,213
4.00%, 05/10/46	796	681,857
4.13%, 05/11/35	553	524,540
4.38%, 05/11/45	957	872,143
4.55%, 08/12/43	403	376,372
5.50%, 03/25/40(a)	323	341,048
6.38%, 12/15/38(a)	960	1,104,582
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	529	484,800
2.99%, 06/29/41 (Call 12/29/40)	257	197,155

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
3.13%, 05/29/50 (Call 11/29/49)(a)	$1,016	$732,239
3.39%, 06/29/60 (Call 12/29/59)	178	129,311
3.46%, 02/19/29 (Call 11/19/28)	550	526,632
3.46%, 07/12/49 (Call 01/12/49)	361	279,009
TotalEnergies Capital SA, 3.88%, 10/11/28	398	388,824
		39,505,605
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	409	406,311
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	230	214,339
3.14%, 11/07/29 (Call 08/07/29)(a)	183	169,651
3.34%, 12/15/27 (Call 09/15/27)	492	468,332
4.08%, 12/15/47 (Call 06/15/47)	463	385,277
4.49%, 05/01/30 (Call 02/01/30)	193	190,942
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 (Call 08/17/25)	205	194,685
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	465	416,722
4.50%, 05/15/28 (Call 04/15/28)	100	100,154
4.85%, 05/15/33 (Call 02/15/33)(a)	100	100,809
		2,647,222
Pharmaceuticals — 7.2%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	1,040	997,019
3.20%, 05/14/26 (Call 02/14/26)	45	43,673
3.20%, 11/21/29 (Call 08/21/29)	1,980	1,844,462
4.05%, 11/21/39 (Call 05/21/39)	1,050	950,355
4.25%, 11/14/28 (Call 08/14/28)	555	551,808
4.25%, 11/21/49 (Call 05/21/49)	2,050	1,800,490
4.30%, 05/14/36 (Call 11/14/35)	10	9,527
4.40%, 11/06/42	1,050	965,698
4.45%, 05/14/46 (Call 11/14/45)	1,005	918,512
4.50%, 05/14/35 (Call 11/14/34)	1,055	1,029,850
4.55%, 03/15/35 (Call 09/15/34)	890	871,462
4.70%, 05/14/45 (Call 11/14/44)	1,020	967,998
4.85%, 06/15/44 (Call 12/15/43)	35	33,853
4.88%, 11/14/48 (Call 05/14/48)	1,010	974,615
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	340	315,148
1.75%, 05/28/28 (Call 03/28/28)	550	492,774
2.25%, 05/28/31 (Call 02/28/31)	330	283,351
4.88%, 03/03/28 (Call 02/03/28)	375	381,160
4.88%, 03/03/33 (Call 12/03/32)	250	256,932
4.90%, 03/03/30 (Call 01/03/30)	240	245,941
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	570	525,686
1.38%, 08/06/30 (Call 05/06/30)	390	322,951
2.13%, 08/06/50 (Call 02/06/50)	105	64,644
3.00%, 05/28/51 (Call 11/28/50)(a)	350	253,288
3.13%, 06/12/27 (Call 03/12/27)	340	327,028
3.38%, 11/16/25	810	792,635
4.00%, 01/17/29 (Call 10/17/28)	240	236,053
4.00%, 09/18/42	450	399,673
4.38%, 11/16/45	435	400,245
4.38%, 08/17/48 (Call 02/17/48)(a)	230	210,994
6.45%, 09/15/37	980	1,141,823
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	166	155,175
1.13%, 11/13/27 (Call 09/13/27)	455	404,419
	Par
Security	(000)	Value

Pharmaceuticals (continued)
1.45%, 11/13/30 (Call 08/13/30)	$475	$388,865
2.35%, 11/13/40 (Call 05/13/40)	381	263,861
2.55%, 11/13/50 (Call 05/13/50)(a)	638	396,504
2.95%, 03/15/32 (Call 12/15/31)(a)	495	436,419
3.20%, 06/15/26 (Call 04/15/26)	788	764,038
3.25%, 02/27/27	70	67,981
3.25%, 08/01/42	175	136,044
3.40%, 07/26/29 (Call 04/26/29)	868	821,921
3.45%, 11/15/27 (Call 08/15/27)	273	264,711
3.55%, 03/15/42 (Call 09/15/41)	455	368,857
3.70%, 03/15/52 (Call 09/15/51)	735	570,688
3.90%, 02/20/28 (Call 11/20/27)	590	579,169
3.90%, 03/15/62 (Call 09/15/61)	410	313,796
4.13%, 06/15/39 (Call 12/15/38)	605	544,180
4.25%, 10/26/49 (Call 04/26/49)	1,237	1,055,087
4.35%, 11/15/47 (Call 05/15/47)	475	415,418
4.55%, 02/20/48 (Call 08/20/47)	424	383,542
4.63%, 05/15/44 (Call 11/15/43)	340	316,413
5.00%, 08/15/45 (Call 02/15/45)	260	255,397
5.75%, 02/01/31 (Call 12/01/30)	375	397,980
5.90%, 11/15/33 (Call 08/15/33)(a)	480	518,199
6.25%, 11/15/53 (Call 05/15/53)	375	424,431
6.40%, 11/15/63 (Call 05/15/63)	290	332,941
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	524	328,064
2.50%, 09/15/60 (Call 03/15/60)	275	166,875
2.75%, 06/01/25 (Call 03/01/25)	376	367,029
3.38%, 03/15/29 (Call 12/15/28)	411	394,630
3.95%, 03/15/49 (Call 09/15/48)	235	204,242
4.15%, 03/15/59 (Call 09/15/58)	188	165,124
4.70%, 02/27/33 (Call 11/27/32)	475	484,051
4.88%, 02/27/53 (Call 08/27/52)(a)	520	522,337
4.95%, 02/27/63 (Call 08/27/62)	365	369,070
5.00%, 02/27/26 (Call 02/27/24)	15	15,002
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	512	504,710
3.88%, 05/15/28(a)	530	521,615
4.20%, 03/18/43	89	81,922
5.38%, 04/15/34(a)	21	22,787
6.38%, 05/15/38(a)	1,194	1,388,390
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	415	397,385
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	107	100,686
0.95%, 09/01/27 (Call 07/01/27)	615	548,889
1.30%, 09/01/30 (Call 06/01/30)(a)	465	388,690
2.10%, 09/01/40 (Call 03/01/40)	425	299,717
2.25%, 09/01/50 (Call 03/01/50)(a)	415	264,091
2.45%, 03/01/26 (Call 12/01/25)	767	737,786
2.45%, 09/01/60 (Call 03/01/60)(a)	285	172,836
2.90%, 01/15/28 (Call 10/15/27)	439	419,755
2.95%, 03/03/27 (Call 12/03/26)	443	427,542
3.40%, 01/15/38 (Call 07/15/37)	390	342,454
3.50%, 01/15/48 (Call 07/15/47)	314	254,856
3.55%, 03/01/36 (Call 09/01/35)	325	295,990
3.63%, 03/03/37 (Call 09/03/36)	483	437,862
3.70%, 03/01/46 (Call 09/01/45)	763	651,872
3.75%, 03/03/47 (Call 09/03/46)	408	349,463
4.38%, 12/05/33 (Call 06/05/33)	260	262,717
4.50%, 09/01/40	242	237,969
4.50%, 12/05/43 (Call 06/05/43)	250	245,632

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.95%, 05/15/33(a)	$283	$300,517
5.85%, 07/15/38	316	359,084
5.95%, 08/15/37	316	359,669
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	364	358,923
4.60%, 06/01/44 (Call 12/01/43)	165	151,968
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	450	418,214
1.45%, 06/24/30 (Call 03/24/30)	450	375,597
1.70%, 06/10/27 (Call 05/10/27)	640	588,505
1.90%, 12/10/28 (Call 10/10/28)(a)	385	345,268
2.15%, 12/10/31 (Call 09/10/31)	725	612,386
2.35%, 06/24/40 (Call 12/24/39)	396	283,361
2.45%, 06/24/50 (Call 12/24/49)(a)	435	276,820
2.75%, 02/10/25 (Call 11/10/24)	768	751,889
2.75%, 12/10/51 (Call 06/10/51)(a)	656	439,765
2.90%, 12/10/61 (Call 06/10/61)	500	323,481
3.40%, 03/07/29 (Call 12/07/28)	693	662,007
3.60%, 09/15/42 (Call 03/15/42)	154	128,887
3.70%, 02/10/45 (Call 08/10/44)	735	614,758
3.90%, 03/07/39 (Call 09/07/38)	395	357,156
4.00%, 03/07/49 (Call 09/07/48)	511	441,694
4.05%, 05/17/28 (Call 04/17/28)	170	169,075
4.15%, 05/18/43	428	386,584
4.30%, 05/17/30 (Call 03/17/30)	260	258,389
4.50%, 05/17/33 (Call 02/17/33)(a)	570	567,660
4.90%, 05/17/44 (Call 11/17/43)	255	253,822
5.00%, 05/17/53 (Call 11/17/52)	515	515,865
5.15%, 05/17/63 (Call 11/17/62)	400	405,774
6.50%, 12/01/33	278	320,040
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	504	488,611
2.00%, 02/14/27 (Call 12/14/26)	525	492,877
2.20%, 08/14/30 (Call 05/14/30)(a)	620	545,183
2.75%, 08/14/50 (Call 02/14/50)(a)	389	270,355
3.00%, 11/20/25 (Call 08/20/25)	750	731,105
3.10%, 05/17/27 (Call 02/17/27)	440	423,453
3.70%, 09/21/42	223	190,866
4.00%, 11/20/45 (Call 05/20/45)(a)	445	392,040
4.40%, 05/06/44	680	639,004
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	421	399,797
1.70%, 05/28/30 (Call 02/28/30)	505	428,981
1.75%, 08/18/31 (Call 05/18/31)	245	201,560
2.55%, 05/28/40 (Call 11/28/39)(a)	469	339,942
2.63%, 04/01/30 (Call 01/01/30)(a)	285	256,614
2.70%, 05/28/50 (Call 11/28/49)(a)	538	367,576
2.75%, 06/03/26	546	524,219
3.00%, 12/15/26	692	666,011
3.45%, 03/15/29 (Call 12/15/28)(a)	821	785,050
3.60%, 09/15/28 (Call 06/15/28)(a)	300	291,271
3.90%, 03/15/39 (Call 09/15/38)	293	258,658
4.00%, 12/15/36(a)	510	473,225
4.00%, 03/15/49 (Call 09/15/48)(a)	524	446,813
4.10%, 09/15/38 (Call 03/15/38)	267	243,729
4.13%, 12/15/46	439	385,789
4.20%, 09/15/48 (Call 03/15/48)	445	391,550
4.30%, 06/15/43	289	262,008
4.40%, 05/15/44	364	340,894
7.20%, 03/15/39	962	1,186,856
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	$1,150	$1,144,547
4.45%, 05/19/28 (Call 04/19/28)	1,140	1,137,121
4.65%, 05/19/30 (Call 03/19/30)	1,025	1,028,038
4.75%, 05/19/33 (Call 02/19/33)	1,825	1,824,045
5.11%, 05/19/43 (Call 11/19/42)(a)	1,155	1,148,830
5.30%, 05/19/53 (Call 11/19/52)	2,005	2,030,417
5.34%, 05/19/63 (Call 11/19/62)	1,245	1,248,523
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25	1,110	1,107,356
Pharmacia LLC, 6.60%, 12/01/28	229	248,760
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	398	389,720
Wyeth LLC
5.95%, 04/01/37	691	757,392
6.00%, 02/15/36	181	199,308
6.50%, 02/01/34	307	346,931
		77,619,907
Pipelines — 0.7%
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	115	103,776
3.13%, 07/31/29 (Call 04/30/29)	15	13,944
3.20%, 02/15/52 (Call 08/15/51)	10	7,142
3.30%, 02/15/53 (Call 08/15/52)(a)	20	14,590
3.70%, 02/15/26 (Call 11/15/25)(a)	70	68,693
3.70%, 01/31/51 (Call 07/31/50)	80	62,920
3.95%, 02/15/27 (Call 11/15/26)	30	29,495
3.95%, 01/31/60 (Call 07/31/59)	495	394,142
4.15%, 10/16/28 (Call 07/16/28)	190	186,850
4.20%, 01/31/50 (Call 07/31/49)	985	844,953
4.25%, 02/15/48 (Call 08/15/47)	105	91,318
4.45%, 02/15/43 (Call 08/15/42)	50	45,450
4.60%, 01/11/27 (Call 12/11/26)	175	175,509
4.80%, 02/01/49 (Call 08/01/48)	300	282,926
4.85%, 01/31/34 (Call 10/31/33)	175	175,251
4.85%, 08/15/42 (Call 02/15/42)	500	476,187
4.85%, 03/15/44 (Call 09/15/43)	1,000	958,569
4.90%, 05/15/46 (Call 11/15/45)	505	481,112
5.05%, 01/10/26	20	20,147
5.10%, 02/15/45 (Call 08/15/44)	950	927,942
5.35%, 01/31/33 (Call 10/31/32)	1,090	1,135,458
6.45%, 09/01/40	25	28,113
Series D, 6.88%, 03/01/33	925	1,055,111
		7,579,598
Real Estate — 0.0%
Prologis LP, 5.00%, 03/15/34 (Call 12/15/33)	175	175,843
Realty Income Corp., 5.13%, 02/15/34
(Call 11/15/33)	135	133,862
		309,705
Real Estate Investment Trusts — 1.5%
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)(a)	235	195,571
2.30%, 03/01/30 (Call 12/01/29)	245	213,891
2.45%, 01/15/31 (Call 10/15/30)	186	160,588
3.45%, 06/01/25 (Call 03/03/25)	540	529,133
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	337	301,162
3.15%, 07/01/29 (Call 04/01/29)	225	207,892
5.85%, 11/03/26 (Call 10/03/26)	95	97,763
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	160	131,468

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.50%, 02/15/30 (Call 11/15/29)	$230	$203,812
2.85%, 11/01/26 (Call 08/01/26)(a)	90	85,765
3.00%, 07/01/29 (Call 04/01/29)	236	217,234
3.50%, 03/01/28 (Call 12/01/27)	211	201,937
4.50%, 07/01/44 (Call 01/01/44)	277	247,311
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	170	164,426
3.95%, 03/15/29 (Call 12/15/28)	55	53,236
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	240	193,988
2.13%, 04/15/27 (Call 02/15/27)(a)	285	263,783
2.13%, 10/15/50 (Call 04/15/50)	177	101,782
2.25%, 04/15/30 (Call 01/15/30)	438	382,488
3.00%, 04/15/50 (Call 10/15/49)	255	178,383
4.63%, 01/15/33 (Call 10/15/32)	275	271,055
4.75%, 06/15/33 (Call 03/15/33)	260	258,643
4.88%, 06/15/28 (Call 05/15/28)	150	151,969
5.13%, 01/15/34 (Call 10/15/33)	185	187,956
5.25%, 06/15/53 (Call 12/15/52)(a)	350	352,033
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	225	208,765
1.50%, 11/09/26 (Call 10/09/26)(a)	260	239,403
1.85%, 05/01/28 (Call 03/01/28)	232	208,582
1.95%, 11/09/28 (Call 09/09/28)(a)	240	214,076
2.25%, 11/09/31 (Call 08/09/31)(a)	170	143,010
2.30%, 05/01/31 (Call 02/01/31)	184	157,620
3.09%, 09/15/27 (Call 06/15/27)	212	201,923
3.39%, 05/01/29 (Call 02/01/29)	234	221,730
5.10%, 08/01/33 (Call 05/01/33)	120	122,066
5.13%, 01/15/29 (Call 12/15/28)(a)	240	246,221
5.35%, 08/01/53 (Call 02/01/53)(a)	245	250,967
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	250	210,870
3.00%, 01/15/27 (Call 10/15/26)	273	259,769
3.10%, 12/15/29 (Call 09/15/29)	306	279,532
3.25%, 06/15/29 (Call 03/15/29)	45	41,814
3.25%, 01/15/31 (Call 10/15/30)	346	312,077
3.40%, 01/15/28 (Call 11/15/27)	260	247,067
3.65%, 01/15/28 (Call 10/15/27)	165	158,347
3.88%, 04/15/25 (Call 02/15/25)	5	4,927
3.95%, 08/15/27 (Call 05/15/27)	500	486,545
4.13%, 10/15/26 (Call 07/15/26)	190	187,005
4.63%, 11/01/25 (Call 09/01/25)	115	114,357
4.65%, 03/15/47 (Call 09/15/46)(a)	176	161,467
4.85%, 03/15/30 (Call 01/15/30)	170	169,915
4.88%, 06/01/26 (Call 03/01/26)	130	129,967
4.90%, 07/15/33 (Call 04/15/33)(a)	220	215,750
5.05%, 01/13/26 (Call 01/13/24)	45	44,975
5.63%, 10/13/32 (Call 07/13/32)(a)	260	268,919
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	147	134,647
1.75%, 02/01/28 (Call 11/01/27)(a)	395	354,519
2.20%, 02/01/31 (Call 11/01/30)	277	232,015
2.25%, 01/15/32 (Call 10/15/31)	285	235,314
2.45%, 09/13/29 (Call 06/13/29)	495	439,187
2.65%, 07/15/30 (Call 04/15/30)	272	240,460
2.65%, 02/01/32 (Call 11/01/31)	265	225,317
3.25%, 11/30/26 (Call 08/30/26)	94	90,738
3.25%, 09/13/49 (Call 03/13/49)(a)	470	338,393
3.30%, 01/15/26 (Call 10/15/25)	545	528,656
3.38%, 06/15/27 (Call 03/15/27)	315	302,403
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.38%, 12/01/27 (Call 09/01/27)(a)	$425	$405,879
3.50%, 09/01/25 (Call 06/01/25)	655	642,324
3.80%, 07/15/50 (Call 01/15/50)	263	206,997
4.25%, 11/30/46 (Call 05/30/46)	210	175,940
4.75%, 03/15/42 (Call 09/15/41)	141	128,784
5.50%, 03/08/33 (Call 12/08/32)(a)	275	284,097
5.85%, 03/08/53 (Call 09/08/52)	225	238,839
6.25%, 01/15/34 (Call 10/15/33)	45	48,711
6.65%, 01/15/54 (Call 07/15/53)(a)	140	164,897
6.75%, 02/01/40 (Call 11/01/39)	206	234,283
		16,513,335
Retail — 2.6%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	507	460,263
1.60%, 04/20/30 (Call 01/20/30)	617	523,198
1.75%, 04/20/32 (Call 01/20/32)	280	229,198
3.00%, 05/18/27 (Call 02/18/27)(a)	593	571,207
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	85	74,329
1.38%, 03/15/31 (Call 12/15/30)	415	335,709
1.50%, 09/15/28 (Call 07/15/28)(a)	412	364,609
1.88%, 09/15/31 (Call 06/15/31)	337	279,018
2.13%, 09/15/26 (Call 06/15/26)	543	511,908
2.38%, 03/15/51 (Call 09/15/50)	445	274,530
2.50%, 04/15/27 (Call 02/15/27)	368	347,081
2.70%, 04/15/25 (Call 03/15/25)	75	73,318
2.70%, 04/15/30 (Call 01/15/30)	492	446,017
2.75%, 09/15/51 (Call 03/15/51)	382	254,810
2.80%, 09/14/27 (Call 06/14/27)	520	493,648
2.88%, 04/15/27 (Call 03/15/27)	365	348,535
2.95%, 06/15/29 (Call 03/15/29)	572	533,233
3.00%, 04/01/26 (Call 01/01/26)(a)	357	346,479
3.13%, 12/15/49 (Call 06/15/49)(a)	457	332,970
3.25%, 04/15/32 (Call 01/15/32)	445	405,505
3.30%, 04/15/40 (Call 10/15/39)	497	406,522
3.35%, 09/15/25 (Call 06/15/25)	406	398,075
3.35%, 04/15/50 (Call 10/15/49)	578	437,889
3.50%, 09/15/56 (Call 03/15/56)(a)	238	182,485
3.63%, 04/15/52 (Call 10/15/51)(a)	555	438,284
3.90%, 12/06/28 (Call 09/06/28)	523	513,239
3.90%, 06/15/47 (Call 12/15/46)	445	375,651
4.00%, 09/15/25 (Call 08/15/25)	240	237,938
4.20%, 04/01/43 (Call 10/01/42)	431	386,854
4.25%, 04/01/46 (Call 10/01/45)(a)	577	516,722
4.40%, 03/15/45 (Call 09/15/44)	352	323,227
4.50%, 09/15/32 (Call 06/15/32)	445	444,842
4.50%, 12/06/48 (Call 06/06/48)	557	512,703
4.88%, 02/15/44 (Call 08/15/43)	407	398,868
4.90%, 04/15/29 (Call 03/15/29)	195	199,460
4.95%, 09/30/26 (Call 08/30/26)	185	187,207
4.95%, 09/15/52 (Call 03/15/52)(a)	380	374,634
5.40%, 09/15/40 (Call 03/15/40)	210	219,562
5.88%, 12/16/36	984	1,089,543
5.95%, 04/01/41 (Call 10/01/40)	355	392,954
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	505	472,928
2.25%, 04/15/25 (Call 03/15/25)	703	682,745
2.35%, 02/15/30 (Call 11/15/29)	320	284,960
2.50%, 04/15/26	457	439,732
2.95%, 01/15/52 (Call 07/15/51)(a)	410	286,145
3.38%, 04/15/29 (Call 01/15/29)(a)	402	384,179

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
3.63%, 04/15/46	$221	$179,002
3.90%, 11/15/47 (Call 05/15/47)	231	196,443
4.00%, 07/01/42	270	240,262
4.40%, 01/15/33 (Call 10/15/32)(a)	170	168,755
4.50%, 09/15/32 (Call 06/15/32)(a)	340	336,729
4.80%, 01/15/53 (Call 07/15/52)(a)	435	421,223
7.00%, 01/15/38	135	162,573
TJX Cos. Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	137	120,100
1.60%, 05/15/31 (Call 02/15/31)(a)	60	49,347
2.25%, 09/15/26 (Call 06/15/26)	515	488,164
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	430	314,221
2.65%, 09/22/51 (Call 03/22/51)(a)	590	399,566
2.95%, 09/24/49 (Call 03/24/49)	265	193,274
3.05%, 07/08/26 (Call 05/08/26)	190	184,446
3.25%, 07/08/29 (Call 04/08/29)(a)	358	342,832
3.55%, 06/26/25 (Call 04/26/25)	440	434,198
3.70%, 06/26/28 (Call 03/26/28)(a)	330	324,847
3.90%, 09/09/25	350	346,720
3.90%, 04/15/28 (Call 03/15/28)	220	217,798
3.95%, 06/28/38 (Call 12/28/37)	120	112,461
4.00%, 04/15/26 (Call 03/15/26)	175	173,664
4.00%, 04/15/30 (Call 02/15/30)	250	247,227
4.05%, 06/29/48 (Call 12/29/47)	646	579,300
4.10%, 04/15/33 (Call 01/15/33)	475	464,250
4.15%, 09/09/32 (Call 06/09/32)	300	296,410
4.50%, 09/09/52 (Call 03/09/52)	405	384,967
4.50%, 04/15/53 (Call 10/15/52)	575	545,634
5.25%, 09/01/35	490	523,342
5.63%, 04/01/40	155	169,872
5.63%, 04/15/41(a)	225	247,816
6.20%, 04/15/38	210	243,415
6.50%, 08/15/37	345	410,590
		27,312,361
Semiconductors — 3.2%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	200	191,438
4.39%, 06/01/52 (Call 12/01/51)	155	141,664
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	325	288,161
2.10%, 10/01/31 (Call 07/01/31)	385	325,277
2.80%, 10/01/41 (Call 04/01/41)	280	205,735
2.95%, 10/01/51 (Call 04/01/51)	305	212,279
3.50%, 12/05/26 (Call 09/05/26)	337	328,737
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	370	315,286
2.75%, 06/01/50 (Call 12/01/49)(a)	312	217,198
3.30%, 04/01/27 (Call 01/01/27)	810	784,849
3.90%, 10/01/25 (Call 07/01/25)	232	229,194
4.35%, 04/01/47 (Call 10/01/46)	269	248,286
5.10%, 10/01/35 (Call 04/01/35)(a)	192	199,659
5.85%, 06/15/41	230	251,346
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	385	340,638
2.00%, 08/12/31 (Call 05/12/31)	455	378,670
2.45%, 11/15/29 (Call 08/15/29)	723	646,889
2.60%, 05/19/26 (Call 02/19/26)(a)	124	118,814
2.80%, 08/12/41 (Call 02/12/41)	333	246,599
3.05%, 08/12/51 (Call 02/12/51)	480	331,932
3.10%, 02/15/60 (Call 08/15/59)	389	256,937
	Par
Security	(000)	Value

Semiconductors (continued)
3.15%, 05/11/27 (Call 02/11/27)(a)	$125	$120,121
3.20%, 08/12/61 (Call 02/12/61)	255	170,926
3.25%, 11/15/49 (Call 05/15/49)	752	543,616
3.40%, 03/25/25 (Call 02/25/25)	165	162,364
3.70%, 07/29/25 (Call 04/29/25)(a)	350	344,686
3.73%, 12/08/47 (Call 06/08/47)	694	553,875
3.75%, 03/25/27 (Call 01/25/27)	117	114,621
3.75%, 08/05/27 (Call 07/05/27)	365	356,805
3.90%, 03/25/30 (Call 12/25/29)	553	531,036
4.00%, 08/05/29 (Call 06/05/29)	355	346,779
4.00%, 12/15/32	314	298,925
4.10%, 05/19/46 (Call 11/19/45)	455	395,681
4.10%, 05/11/47 (Call 11/11/46)	370	316,938
4.15%, 08/05/32 (Call 05/05/32)	385	371,227
4.25%, 12/15/42(a)	265	237,200
4.60%, 03/25/40 (Call 09/25/39)(a)	331	319,011
4.75%, 03/25/50 (Call 09/25/49)	820	758,887
4.80%, 10/01/41	315	305,768
4.88%, 02/10/26	125	125,734
4.88%, 02/10/28 (Call 01/10/28)	660	668,065
4.90%, 07/29/45 (Call 01/29/45)(a)	287	287,360
4.90%, 08/05/52 (Call 02/05/52)(a)	620	594,237
4.95%, 03/25/60 (Call 09/25/59)	257	247,124
5.05%, 08/05/62 (Call 02/05/62)	353	338,501
5.13%, 02/10/30 (Call 12/10/29)	475	489,356
5.20%, 02/10/33 (Call 11/10/32)(a)	760	782,709
5.63%, 02/10/43 (Call 08/10/42)(a)	365	386,721
5.70%, 02/10/53 (Call 08/10/52)	735	773,959
5.90%, 02/10/63 (Call 08/10/62)	405	438,242
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	290	216,185
4.10%, 03/15/29 (Call 12/15/28)	410	405,138
4.65%, 07/15/32 (Call 04/15/32)(a)	410	411,621
4.70%, 02/01/34 (Call 11/01/33)	125	124,704
4.95%, 07/15/52 (Call 01/15/52)	465	456,001
5.25%, 07/15/62 (Call 01/15/62)	280	284,256
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	190	162,578
2.88%, 06/15/50 (Call 12/15/49)	321	224,735
3.13%, 06/15/60 (Call 12/15/59)	172	116,775
3.75%, 03/15/26 (Call 01/15/26)	422	414,762
3.80%, 03/15/25 (Call 12/15/24)	250	246,884
4.00%, 03/15/29 (Call 12/15/28)	510	499,544
4.88%, 03/15/49 (Call 09/15/48)	227	220,901
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	530	474,958
2.00%, 06/15/31 (Call 03/15/31)	510	435,047
2.85%, 04/01/30 (Call 01/01/30)	501	459,760
3.20%, 09/16/26 (Call 06/16/26)	119	115,704
3.50%, 04/01/40 (Call 10/01/39)	495	426,615
3.50%, 04/01/50 (Call 10/01/49)(a)	807	656,516
3.70%, 04/01/60 (Call 10/01/59)	135	111,321
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	182	160,751
1.65%, 05/20/32 (Call 02/20/32)	435	348,831
2.15%, 05/20/30 (Call 02/20/30)	443	386,833
3.25%, 05/20/27 (Call 02/20/27)	470	453,575
3.25%, 05/20/50 (Call 11/20/49)(a)	223	169,706
3.45%, 05/20/25 (Call 02/20/25)	147	144,512
4.25%, 05/20/32 (Call 02/20/32)	245	240,343
4.30%, 05/20/47 (Call 11/20/46)	574	519,611

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
4.50%, 05/20/52 (Call 11/20/51)	$350	$319,729
4.65%, 05/20/35 (Call 11/20/34)	401	403,272
4.80%, 05/20/45 (Call 11/20/44)	562	551,191
5.40%, 05/20/33 (Call 02/20/33)(a)	260	276,525
6.00%, 05/20/53 (Call 11/20/52)	450	510,395
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	210	193,358
1.38%, 03/12/25 (Call 02/12/25)	305	294,034
1.75%, 05/04/30 (Call 02/04/30)	274	233,649
1.90%, 09/15/31 (Call 06/15/31)	264	222,227
2.25%, 09/04/29 (Call 06/04/29)	320	287,099
2.70%, 09/15/51 (Call 03/15/51)	155	102,384
2.90%, 11/03/27 (Call 08/03/27)	121	114,909
3.88%, 03/15/39 (Call 09/15/38)	330	301,401
4.15%, 05/15/48 (Call 11/15/47)	451	395,495
4.60%, 02/15/28 (Call 01/15/28)	175	176,905
4.90%, 03/14/33 (Call 12/14/32)(a)	485	497,841
5.00%, 03/14/53 (Call 09/14/52)	295	294,187
5.05%, 05/18/63 (Call 11/18/62)(a)	340	336,440
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	418	386,322
2.50%, 10/25/31 (Call 07/25/31)	538	458,722
3.13%, 10/25/41 (Call 04/25/41)	310	247,535
3.25%, 10/25/51 (Call 04/25/51)	375	286,208
3.88%, 04/22/27 (Call 03/22/27)	350	342,471
4.13%, 04/22/29 (Call 02/22/29)	75	73,459
4.25%, 04/22/32 (Call 01/22/32)	265	259,018
4.50%, 04/22/52 (Call 10/22/51)	315	305,592
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)(a)	278	246,663
		34,645,260
Software — 1.8%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	208	201,976
2.15%, 02/01/27 (Call 12/01/26)	319	299,639
2.30%, 02/01/30 (Call 11/01/29)	600	536,682
3.25%, 02/01/25 (Call 11/01/24)	15	14,753
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	278	262,972
1.35%, 07/15/27 (Call 05/15/27)	135	121,946
1.65%, 07/15/30 (Call 04/15/30)	235	196,507
5.13%, 09/15/28 (Call 08/15/28)	365	374,789
5.20%, 09/15/33 (Call 06/15/33)	515	534,085
5.25%, 09/15/26 (Call 08/15/26)	215	219,094
5.50%, 09/15/53 (Call 03/15/53)	320	341,183
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	1,561	1,489,550
2.50%, 09/15/50 (Call 03/15/50)(c)	65	42,889
2.53%, 06/01/50 (Call 12/01/49)	2,304	1,534,686
2.68%, 06/01/60 (Call 12/01/59)	1,348	883,234
2.70%, 02/12/25 (Call 11/12/24)	713	698,505
2.92%, 03/17/52 (Call 09/17/51)	2,274	1,634,101
3.04%, 03/17/62 (Call 09/17/61)	694	487,254
3.13%, 11/03/25 (Call 08/03/25)	1,144	1,118,645
3.30%, 02/06/27 (Call 11/06/26)	1,392	1,358,524
3.40%, 09/15/26 (Call 06/15/26)(c)	10	9,764
3.45%, 08/08/36 (Call 02/08/36)	645	587,180
3.50%, 02/12/35 (Call 08/12/34)(a)	535	500,522
3.70%, 08/08/46 (Call 02/08/46)	664	573,630
4.00%, 02/12/55 (Call 08/12/54)	195	171,411
4.10%, 02/06/37 (Call 08/06/36)	338	327,357
4.20%, 11/03/35 (Call 05/03/35)	310	306,974
	Par
Security	(000)	Value

Software (continued)
4.25%, 02/06/47 (Call 08/06/46)	$400	$382,434
4.45%, 11/03/45 (Call 05/03/45)(a)	320	316,195
4.50%, 02/06/57 (Call 08/06/56)	265	258,407
5.20%, 06/01/39	170	186,203
5.30%, 02/08/41	285	316,074
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	240	213,494
1.95%, 07/15/31 (Call 04/15/31)	555	466,898
2.70%, 07/15/41 (Call 01/15/41)	495	368,409
2.90%, 07/15/51 (Call 01/15/51)(a)	735	508,841
3.05%, 07/15/61 (Call 01/15/61)	465	315,715
3.70%, 04/11/28 (Call 01/11/28)	778	762,077
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	465	381,509
		19,304,108
Telecommunications — 0.5%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	380	339,838
3.63%, 04/22/29 (Call 01/22/29)	348	329,132
4.38%, 07/16/42	294	260,655
4.38%, 04/22/49 (Call 10/22/48)(a)	380	333,505
4.70%, 07/21/32 (Call 04/21/32)	243	238,220
6.13%, 03/30/40	527	570,559
6.38%, 03/01/35	427	476,115
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	683	652,288
2.95%, 02/28/26	317	307,654
3.50%, 06/15/25	260	256,431
5.50%, 01/15/40	751	798,481
5.90%, 02/15/39	773	856,363
KT Corp., 4.00%, 08/08/25(c)	25	24,622
		5,443,863
Transportation — 2.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	195	133,020
3.00%, 04/01/25 (Call 01/01/25)	40	39,187
3.05%, 02/15/51 (Call 08/15/50)	245	173,893
3.25%, 06/15/27 (Call 03/15/27)	264	254,646
3.30%, 09/15/51 (Call 03/15/51)	251	186,125
3.55%, 02/15/50 (Call 08/15/49)	301	236,985
3.90%, 08/01/46 (Call 02/01/46)	263	220,316
4.05%, 06/15/48 (Call 12/15/47)	268	228,071
4.13%, 06/15/47 (Call 12/15/46)	325	280,411
4.15%, 04/01/45 (Call 10/01/44)	407	356,816
4.15%, 12/15/48 (Call 06/15/48)	335	288,855
4.38%, 09/01/42 (Call 03/01/42)	177	162,375
4.40%, 03/15/42 (Call 09/15/41)	262	240,630
4.45%, 03/15/43 (Call 09/15/42)	332	306,599
4.45%, 01/15/53 (Call 07/15/52)	395	360,802
4.55%, 09/01/44 (Call 03/01/44)	355	330,296
4.70%, 09/01/45 (Call 03/01/45)	243	231,037
4.90%, 04/01/44 (Call 10/01/43)	419	409,126
5.05%, 03/01/41 (Call 09/01/40)	197	197,060
5.15%, 09/01/43 (Call 03/01/43)	304	307,302
5.20%, 04/15/54 (Call 10/15/53)	415	422,619
5.40%, 06/01/41 (Call 12/01/40)	165	170,998
5.75%, 05/01/40 (Call 11/01/39)	186	200,304
6.15%, 05/01/37	375	419,537
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	240	153,103
2.75%, 03/01/26 (Call 12/01/25)(a)	321	309,370

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
3.20%, 08/02/46 (Call 02/02/46)	$176	$133,961
3.65%, 02/03/48 (Call 08/03/47)	246	200,034
3.85%, 08/05/32 (Call 05/05/32)	340	320,492
4.40%, 08/05/52 (Call 02/05/52)	290	264,203
4.45%, 01/20/49 (Call 07/20/48)(a)	171	157,549
6.25%, 08/01/34(a)	225	252,621
FedEx Corp. Pass Through Trust, Series 2020-1,
Class AA, 1.88%, 08/20/35	369	307,212
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	70	65,624
2.38%, 05/20/31 (Call 02/20/31)	350	301,517
2.40%, 02/05/30 (Call 11/05/29)	310	274,891
2.75%, 03/01/26 (Call 12/01/25)	240	231,528
2.80%, 02/14/32 (Call 11/14/31)	510	447,992
2.89%, 04/06/36 (Call 01/06/36)(a)	300	249,828
2.95%, 03/10/52 (Call 09/10/51)	375	259,355
2.97%, 09/16/62 (Call 03/16/62)	325	212,560
3.00%, 04/15/27 (Call 01/15/27)	100	95,602
3.20%, 05/20/41 (Call 11/20/40)	190	150,381
3.25%, 08/15/25 (Call 05/15/25)	115	112,540
3.25%, 02/05/50 (Call 08/05/49)	670	501,276
3.38%, 02/14/42 (Call 08/14/41)	140	112,850
3.50%, 02/14/53 (Call 08/14/52)	455	353,445
3.55%, 08/15/39 (Call 02/15/39)	260	221,653
3.55%, 05/20/61 (Call 11/20/60)	220	163,556
3.60%, 09/15/37 (Call 03/15/37)	195	171,845
3.70%, 03/01/29 (Call 12/01/28)	350	339,493
3.75%, 07/15/25 (Call 05/15/25)	220	216,873
3.75%, 02/05/70 (Call 08/05/69)	125	95,661
3.80%, 10/01/51 (Call 04/01/51)	395	322,998
3.80%, 04/06/71 (Call 10/06/70)	310	238,945
3.84%, 03/20/60 (Call 09/20/59)	655	520,869
3.85%, 02/14/72 (Call 08/14/71)	160	124,002
3.95%, 09/10/28 (Call 06/10/28)	845	834,515
3.95%, 08/15/59 (Call 02/15/59)(a)	165	133,578
4.00%, 04/15/47 (Call 10/15/46)(a)	225	187,034
4.05%, 03/01/46 (Call 09/01/45)	230	194,995
4.10%, 09/15/67 (Call 03/15/67)	165	135,403
4.30%, 03/01/49 (Call 09/01/48)	255	222,566
4.50%, 01/20/33 (Call 10/20/32)(a)	325	322,899
4.75%, 02/21/26 (Call 01/21/26)	165	165,694
4.95%, 09/09/52 (Call 03/09/52)(a)	270	268,933
4.95%, 05/15/53 (Call 11/15/52)	215	213,655
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	359	341,020
3.05%, 11/15/27 (Call 08/15/27)	535	511,193
3.40%, 03/15/29 (Call 12/15/28)(a)	378	362,980
3.40%, 11/15/46 (Call 05/15/46)	40	31,418
3.40%, 09/01/49 (Call 03/01/49)(a)	248	193,522
	Par
Security	(000)	Value

Transportation (continued)
3.75%, 11/15/47 (Call 05/15/47)	$468	$388,084
3.90%, 04/01/25 (Call 03/01/25)(a)	472	466,860
4.25%, 03/15/49 (Call 09/15/48)	308	274,070
4.45%, 04/01/30 (Call 01/01/30)	376	377,183
4.88%, 03/03/33 (Call 12/03/32)	355	361,538
4.88%, 11/15/40 (Call 05/15/40)	234	230,611
5.05%, 03/03/53 (Call 09/03/52)(a)	425	429,790
5.20%, 04/01/40 (Call 10/01/39)	218	223,217
5.30%, 04/01/50 (Call 10/01/49)	319	332,146
6.20%, 01/15/38(a)	621	704,765
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	535	492,901
1.50%, 09/22/28 (Call 07/22/28)	507	451,918
1.80%, 09/22/31 (Call 06/22/31)(a)	775	649,622
3.95%, 09/09/27 (Call 08/09/27)(a)	452	448,885
		23,991,834

Total Long-Term Investments — 98.6%
(Cost: $1,139,462,307)		1,057,325,868

	Shares

Short-Term Securities

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(d)(e)(f)	105,213,776	105,276,904
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32%(d)(e)	630,000	630,000

Total Short-Term Securities — 9.9%
(Cost: $105,854,739)		105,906,904

Total Investments — 108.5%
(Cost: $1,245,317,046)		1,163,232,772

Liabilities in Excess of Other Assets — (8.5)%		(90,917,049)

Net Assets — 100.0%		$1,072,315,723

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$70,985,244	$34,277,238	(a)	$—		$(73)	$14,495	$105,276,904	105,213,776	$68,437	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,320,000	—		(690,000	)(a)	—	—	630,000	630,000	24,345		—
						$(73)	$14,495	$105,906,904		$92,782		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,057,325,868	$—	$1,057,325,868
Short-Term Securities
Money Market Funds	105,906,904	—	—	105,906,904
	$105,906,904	$1,057,325,868	$—	$1,163,232,772

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate